UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22001

TDX Independence Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)

David M. Kelley TDX Independence Funds, Inc. 420 Lexington Avenue Suite 2550 New York, NY 10170
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	May 31, 2009

Date of reporting period:	August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

Attached hereto.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

August 31, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—28.5%
	CONSUMER DISCRETIONARY—2.4%
210	Aeropostale, Inc.*	$7,321
967	American Axle & Manufacturing Holdings, Inc.	4,700
523	Blyth, Inc.	8,269
254	Buffalo Wild Wings, Inc.*	9,164
2,032	CBS Corp., Class B	32,878
2,257	Champion Enterprises, Inc.*	11,037
1,479	Comcast Corp., Class A	31,325
146	Compagnie Financiere Richemont SA, Class A (Switzerland)	8,554
1,989	Crown Media Holdings, Inc., Class A*	10,005
290	Daimler AG (Germany)	17,035
235	DeVry, Inc.	12,121
581	DIRECTV Group (The), Inc.*	16,390
243	Fossil, Inc.*	7,271
583	Fred’s, Inc., Class A	8,174
125	Hennes & Mauritz AB, Class B (Sweden)	6,228
958	Home Depot (The), Inc.	25,981
402	HONDA MOTOR Co. Ltd. (Japan)	13,261
975	Hovnanian Enterprises, Inc., Class A*	6,962
217	J. Crew Group, Inc.*	5,731
335	Johnson Controls, Inc.	10,358
260	Las Vegas Sands Corp.*	12,327
413	LKQ Corp.*	7,735
67	LVMH Moet Hennessy Louis Vuitton SA (France)	7,173
263	Marvel Entertainment, Inc.*	8,908
255	Matsushita Electric Industrial Co. Ltd. (Japan)	5,346
554	McDonald’s Corp.	34,348
115	National Presto Industries, Inc.	8,892
197	Netflix, Inc.*	6,075
876	Omnicom Group, Inc.	37,133
128	Priceline.com, Inc.*	11,901
302	Sony Corp. (Japan)	11,799
46	Strayer Education, Inc.	9,653
432	Superior Industries International, Inc.	7,590
428	Target Corp.	22,693
1,903	Time Warner, Inc.	31,152
806	Toyota Motor Corp. (Japan)	36,614
178	Tupperware Brands Corp.	6,358
166	Vail Resorts, Inc.*	7,302
311	Vivendi (France)	12,106
38	Volkswagen AG (Germany)	11,413
1,006	Walt Disney (The) Co.	32,544
		581,827
	CONSUMER STAPLES—2.8%
409	Archer-Daniels-Midland Co.	10,413
392	British American Tobacco PLC (United Kingdom)	13,306
208	Carrefour SA (France)	11,064
119	Central European Distribution Corp.*	6,865
1,246	Coca-Cola (The) Co.	64,879
753	CVS Caremark Corp.	27,560
698	Diageo PLC (United Kingdom)	12,948
295	Flowers Foods, Inc.	7,800
140	Groupe DANONE (France)	9,809

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
790	H.J. Heinz Co.	$39,753
778	Kraft Foods, Inc., Class A	24,515
131	Longs Drug Stores Corp.	9,386
211	Nash Finch Co.	8,592
1,081	Nestle SA (Switzerland)	47,832
1,077	Philip Morris International, Inc.	57,835
1,498	Procter & Gamble (The) Co.	104,515
709	Reynolds American, Inc.	37,563
179	Ruddick Corp.	5,699
1,244	Safeway, Inc.	32,767
2,116	Tesco PLC (United Kingdom)	14,723
463	Unilever NV (Netherlands)	12,846
365	Unilever PLC (United Kingdom)	9,833
1,947	Wal-Mart Stores, Inc.	115,010
		685,513
	ENERGY—4.1%
200	Alpha Natural Resources, Inc.*	19,820
975	BG Group PLC (United Kingdom)	21,678
5,534	BP PLC (United Kingdom)	53,371
1,207	Chevron Corp.	104,188
892	ConocoPhillips	73,599
183	Crosstex Energy, Inc.	5,960
150	Dawson Geophysical Co.*	9,410
381	Delta Petroleum Corp.*	6,843
186	Encore Acquisition Co.*	9,590
790	ENI S.p.A (Italy)	25,855
232	Exterran Holdings, Inc.*	10,605
2,888	Exxon Mobil Corp.	231,069
329	Hercules Offshore, Inc.*	7,261
214	IHS, Inc., Class A*	13,730
310	Mariner Energy, Inc.*	9,018
478	Occidental Petroleum Corp.	37,934
676	Petrohawk Energy Corp.*	23,396
504	Pride International, Inc.*	19,359
273	Repsol YPF SA (Spain)	8,521
1,064	Royal Dutch Shell PLC, Class A (United Kingdom)	37,280
805	Royal Dutch Shell PLC, Class B (United Kingdom)	27,780
667	Schlumberger Ltd. (Netherlands Antilles)	62,845
264	Ship Finance International Ltd. (Bermuda)	7,347
495	Smith International, Inc.	34,502
1,013	Southwestern Energy Co.*	38,869
400	StatoilHydro ASA (Norway)	12,387
629	Total SA (France)	45,418
407	Union Drilling, Inc.*	5,788
169	Walter Industries, Inc.	15,852
143	Whiting Petroleum Corp.*	13,762
142	Woodside Petroleum Ltd. (Australia)	7,710
		1,000,747

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS—5.3%
226	Aflac, Inc.	$12,814
20	Alexander’s, Inc. REIT *	7,682
105	Alexandria Real Estate Equities, Inc. REIT	11,310
125	Allianz SE (Germany)	20,998
887	American Equity Investment Life Holding Co.	8,152
587	American Express Co.	23,292
1,562	American International Group, Inc.	33,567
470	Apollo Investment Corp.	8,319
330	Aspen Insurance Holdings Ltd. (Bermuda)	8,943
292	Assicurazioni Generali S.p.A (Italy)	9,789
309	Assured Guaranty Ltd. (Bermuda)	5,024
480	AXA (France)	15,448
1,144	Banco Bilbao Vizcaya Argentaria SA (Spain)	19,470
445	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	8,055
2,184	Bank of America Corp.	68,009
680	Bank of New York Mellon (The) Corp.	23,535
2,120	Barclays PLC (United Kingdom)	13,650
256	BioMed Realty Trust, Inc. REIT	6,856
237	BNP Paribas (France)	21,452
866	Capital One Financial Corp.	38,225
59	Capital Southwest Corp.	7,908
575	Charles Schwab (The) Corp.	13,794
2,612	Citigroup, Inc.	49,602
318	Commonwealth Bank of Australia (Australia)	11,612
170	Corporate Office Properties Trust REIT	6,647
327	Credit Suisse Group (Switzerland)	15,228
161	Deutsche Bank AG (Germany)	13,795
210	Digital Realty Trust, Inc. REIT	9,633
436	eHealth, Inc.*	6,470
289	Equity One, Inc. REIT	6,066
1,204	Fifth Third Bancorp	18,999
372	First Cash Financial Services, Inc.*	6,893
821	Fortis (Belgium)	11,459
140	Franklin Resources, Inc.	14,630
202	Goldman Sachs Group (The), Inc.	33,122
209	Highwoods Properties, Inc. REIT	7,580
126	Hilb Rogal & Hobbs Co.	5,739
3,244	HSBC Holdings PLC (United Kingdom)	51,210
578	ING Groep NV (Netherlands)	18,160
2,359	Intesa Sanpaolo S.p.A (Italy)	12,755
1,588	JPMorgan Chase & Co.	61,122
433	Knight Capital Group, Inc., Class A*	7,465
882	LaBranche & Co., Inc.*	5,671
1,782	Lloyds TSB Group PLC (United Kingdom)	9,873
2,565	Mitsubishi UFJ Financial Group, Inc. (Japan)	19,830
3	Mizuho Financial Group, Inc. (Japan)	12,992
466	National Australia Bank Ltd. (Australia)	9,832
1,293	National Bank of Greece SA ADR (Greece)	11,391
288	National Retail Properties, Inc. REIT	6,535
272	Nationwide Health Properties, Inc. REIT	9,362
496	Northern Trust Corp.	39,873
224	Odyssey Re Holdings Corp.	8,458
207	Platinum Underwriters Holdings Ltd. (Bermuda)	7,483
145	Potlatch Corp. REIT	6,770
124	ProAssurance Corp.*	6,684

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
722	ProLogis REIT	$31,089
416	Public Storage REIT	36,741
335	Realty Income Corp. REIT	8,603
3,072	Royal Bank of Scotland Group PLC (United Kingdom)	13,153
372	Senior Housing Properties Trust REIT	8,065
124	Simon Property Group, Inc. REIT	11,765
2	Sumitomo Mitsui Financial Group, Inc. (Japan)	12,347
122	SVB Financial Group *	6,838
682	T. Rowe Price Group, Inc.	40,484
473	Texas Capital Bancshares, Inc.*	7,384
944	U.S. Bancorp	30,076
695	UBS AG (Switzerland)*	15,276
125	UMB Financial Corp.	6,504
3,022	UniCredito Italiano S.p.A (Italy)	16,395
631	United Community Banks, Inc.	7,421
386	Vornado Realty Trust REIT	38,392
300	Waddell & Reed Financial, Inc., Class A	9,660
1,483	Wells Fargo & Co.	44,890
115	Westamerica Bancorp.	5,888
523	Westpac Banking Corp. (Australia)	10,607
41	Zurich Financial Services AG (Switzerland)	10,769
		1,281,580
	HEALTH CARE—3.1%
728	Abbott Laboratories	41,809
218	Alexion Pharmaceuticals, Inc.*	9,827
933	Alliance Imaging, Inc.*	10,832
503	Amgen, Inc.*	31,614
367	AstraZeneca PLC (United Kingdom)	18,027
196	Bayer AG (Germany)	15,585
274	BioMarin Pharmaceutical, Inc.*	8,258
93	Bio-Rad Laboratories, Inc., Class A*	10,007
547	Bruker Corp.*	8,446
237	CorVel Corp.*	6,899
514	Cross Country Healthcare, Inc.*	8,054
1,315	GlaxoSmithKline PLC (United Kingdom)	31,096
879	Halozyme Therapeutics, Inc.*	6,856
735	Hologic, Inc.*	15,597
471	Humana, Inc.*	21,854
162	Illumina, Inc.*	13,953
423	Insulet Corp.*	6,066
251	Inverness Medical Innovations, Inc.*	8,916
1,348	Johnson & Johnson	94,940
187	Magellan Health Services, Inc.*	8,146
161	Masimo Corp.*	6,435
749	McKesson Corp.	43,277
1,105	Merck & Co., Inc.	39,415
114	Myriad Genetics, Inc.*	7,775
542	Novartis AG (Switzerland)	30,373
144	Onyx Pharmaceuticals, Inc.*	5,885
151	OSI Pharmaceuticals, Inc.*	7,626
259	Perrigo Co.	9,062

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,290	Pfizer, Inc.	$62,872
218	Psychiatric Solutions, Inc.*	8,230
175	Roche Holding AG (Switzerland)	29,635
740	Sanofi-Aventis SA (France)	52,959
226	Takeda Pharmaceutical Co. Ltd. (Japan)	11,933
796	Tercica, Inc.*	7,108
218	Thermo Fisher Scientific, Inc.*	13,202
61	United Therapeutics Corp.*	6,474
796	UnitedHealth Group, Inc.	24,238
143	Zimmer Holdings, Inc.*	10,352
		753,633
	INDUSTRIALS—2.9%
371	3M Co.	26,564
631	ABB Ltd. (Switzerland)	15,592
167	Acuity Brands, Inc.	7,266
326	Aecom Technology Corp.*	10,419
57	Alstom SA (France)	5,844
457	Altra Holdings, Inc.*	8,221
140	American Science & Engineering, Inc.	9,352
884	BAE Systems PLC (United Kingdom)	7,739
159	Baldor Electric Co.	5,667
676	Beacon Roofing Supply, Inc.*	11,005
403	Boeing (The) Co.	26,421
177	Brady Corp., Class A	6,498
240	Bucyrus International, Inc.	16,764
187	Burlington Northern Santa Fe Corp.	20,084
330	Caterpillar, Inc.	23,341
160	CLARCOR, Inc.	6,389
503	Cummins, Inc.	32,775
155	Danaher Corp.	12,643
264	Deutsche Post AG (Germany)	6,219
1	East Japan Railway Co. (Japan)	8,017
238	EMCOR Group, Inc.*	8,109
388	Emerson Electric Co.	18,158
432	Foster Wheeler Ltd. (Bermuda)*	21,466
148	FTI Consulting, Inc.*	10,863
407	Fuel Tech, Inc.*	7,464
213	General Dynamics Corp.	19,660
4,820	General Electric Co.	135,442
620	H&E Equipment Services, Inc.*	8,748
282	Illinois Tool Works, Inc.	13,990
703	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	25,962
435	Insituform Technologies, Inc., Class A*	7,987
300	Komatsu Ltd. (Japan)	6,399
340	Koninklijke (Royal) Philips Electronics NV (Netherlands)	11,133
223	Manpower, Inc.	10,717
402	Mitsubishi Corp. (Japan)	11,224
146	Moog, Inc., Class A*	6,920
70	Schneider Electric SA (France)	7,101
4	Seaboard Corp.	5,188
213	Siemens AG (Germany)	23,287

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
270	Union Pacific Corp.	$22,653
532	United Parcel Service, Inc., Class B	34,112
51	Vestas Wind Systems A/S (Denmark)*	6,953
139	Vinci SA (France)	7,950
136	Wabtec Corp.	8,034
207	Woodward Governor Co.	9,590
		715,930
	INFORMATION TECHNOLOGY—4.3%
670	Amkor Technology, Inc.*	5,032
131	Anixter International, Inc.*	9,669
243	ANSYS, Inc.*	10,777
445	Apple, Inc.*	75,441
1,531	Aruba Networks, Inc.*	9,630
302	Canon, Inc. (Japan)	13,774
3,412	Cisco Systems, Inc.*	82,059
816	eBay, Inc.*	20,343
1,357	EMC Corp.*	20,735
108	Equinix, Inc.*	8,694
361	FLIR Systems, Inc.*	12,888
452	Foundry Networks, Inc.*	8,312
162	Google, Inc., Class A*	75,053
1,313	Hewlett-Packard Co.	61,606
2,861	Intel Corp.	65,431
657	International Business Machines Corp.	79,977
111	Itron, Inc.*	11,497
1,111	Ixia*	9,655
332	Jack Henry & Associates, Inc.	6,650
375	Macrovision Solutions Corp.*	5,820
66	MasterCard, Inc., Class A	16,008
669	MEMC Electronic Materials, Inc.*	32,841
274	MICROS Systems, Inc.*	8,445
265	Microsemi Corp.*	7,288
4,867	Microsoft Corp.	132,819
1,277	Motorola, Inc.	12,029
2,008	Nextwave Wireless, Inc.*	1,948
5	Nintendo Co. Ltd. (Japan)	2,387
1,002	Nokia Oyj (Finland)	25,196
648	Nuance Communications, Inc.*	10,238
1,187	ON Semiconductor Corp.*	11,241
368	Parametric Technology Corp.*	7,389
423	Perot Systems Corp., Class A*	7,529
344	Polycom, Inc.*	9,646
374	Quest Software, Inc.*	5,531
532	RightNow Technologies, Inc.*	7,975
630	SAIC, Inc.*	12,632
215	SAP AG (Germany)	12,092
484	Skyworks Solutions, Inc.*	4,695
99	Sohu.com, Inc.*	7,455
250	Sybase, Inc.*	8,603

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
747	TechTarget*	$5,378
929	Telefonaktiebolaget LM Ericsson (Sweden)	10,560
1,000	Toshiba Corp. (Japan)	5,658
265	Tyco Electronics Ltd. (Bermuda)	8,721
615	Universal Display Corp.*	8,721
433	Western Union (The) Co.	11,959
2,326	Xerox Corp.	32,401
709	Yahoo!, Inc.*	13,740
		1,034,168
	MATERIALS—1.7%
72	Air Liquide SA (France)	8,799
398	Anglo American PLC (United Kingdom)	21,284
211	Aptargroup, Inc.	8,522
282	ArcelorMittal (Luxembourg)	22,303
285	BASF AG (Germany)	16,524
948	BHP Billiton Ltd. (Australia)	33,800
689	BHP Billiton PLC (United Kingdom)	21,590
162	CF Industries Holdings, Inc.	24,689
2,361	Coeur d’Alene Mines Corp.*	4,226
532	Dow Chemical (The) Co.	18,157
480	E.I. du Pont de Nemours & Co.	21,331
420	Flotek Industries, Inc.*	7,077
234	Freeport-McMoRan Copper & Gold, Inc.	20,901
157	Greif, Inc., Class A	10,850
249	Mosaic (The) Co.	26,579
2,020	Nippon Steel Corp. (Japan)	9,735
390	Rio Tinto PLC (United Kingdom)	37,196
232	Rockwood Holdings, Inc.*	8,781
284	Terra Industries, Inc.	14,271
111	Texas Industries, Inc.	5,846
388	Valhi, Inc.	7,112
272	Vulcan Materials Co.	20,356
533	Weyerhaeuser Co.	29,577
181	Xstrata PLC (United Kingdom)	10,122
		409,628
	TELECOMMUNICATION SERVICES—1.1%
3,206	AT&T, Inc.	102,560
2,416	BT Group PLC (United Kingdom)	7,597
548	Consolidated Communications Holdings, Inc.	8,280
707	Deutsche Telekom AG (Germany)	11,772
455	France Telecom SA (France)	13,488
570	Koninklijke (Royal) KPN NV (Netherlands)	9,735
1,086	Telefonica SA (Spain)	27,037
522	tw telecom, Inc.*	8,007
1,414	Verizon Communications, Inc.	49,660
14,161	Vodafone Group PLC (United Kingdom)	36,432
		274,568

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES—0.8%
519	E.ON AG (Germany)	$30,449
1,431	Enel S.p.A (Italy)	13,220
239	Exelon Corp.	18,154
1,016	Iberdrola SA (Spain)	12,325
164	ITC Holdings Corp.	9,186
774	National Grid PLC (United Kingdom)	10,087
214	Nicor, Inc.	9,820
973	PG&E Corp.	40,215
230	PPL Corp.	10,067
124	RWE AG (Germany)	13,442
297	Suez SA (France)	16,397
427	Westar Energy, Inc.	9,672
		193,034
	Total Common Stocks (Cost $7,326,377)	6,930,628

	RIGHTS—0.0%
	UTILITIES—0.0%
297	Suez SA Rights (France), expiring 10/22/08 (Cost $0)	2,147

Principal		Market
Amount		Value

	CORPORATE BONDS—21.7%
	CONSUMER DISCRETIONARY—1.4%
$69,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$76,286
102,000	Daimler Finance North America LLC
	7.30%, 1/15/12	106,742
177,000	Home Depot (The), Inc.
	5.40%, 3/01/16	160,396
		343,424
	CONSUMER STAPLES—0.6%
52,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	51,380
27,000	Kroger (The) Co.
	5.50%, 2/01/13	27,150
60,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	61,189
		139,719

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY—1.5%
$55,000	Apache Corp.
	5.25%, 4/15/13	$56,182
40,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	39,323
135,000	Hess Corp.
	6.65%, 8/15/11	141,882
59,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	61,231
62,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	64,104
		362,722
	FINANCIALS—14.2%
53,000	American General Finance Corp., Series H MTN
	5.375%, 10/01/12	46,026
137,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	136,240
	Bank of America Corp.
160,000	4.50%, 8/01/10	161,053
27,000	4.875%, 1/15/13	26,205
102,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	106,817
64,000	Boston Properties LP
	6.25%, 1/15/13	64,571
152,000	Capital One Financial Co.
	6.15%, 9/01/16	124,915
308,000	Citigroup, Inc.
	6.00%, 2/21/12	305,741
205,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	212,336
187,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	193,181
102,000	Genworth Financial, Inc.
	5.75%, 6/15/14	93,809
207,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	194,772
	HSBC Finance Corp.
107,000	6.375%, 11/27/12	109,491
100,000	5.50%, 1/19/16	97,172
	International Lease Finance Corp., Series Q MTN
107,000	5.75%, 6/15/11	97,880
43,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	30,142
102,000	John Deere Capital Corp.
	7.00%, 3/15/12	110,143
127,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	127,044
187,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	190,680
152,000	Lehman Brothers Holdings, Inc. MTN
	5.50%, 4/04/16	133,986
40,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	39,374

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$132,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	$115,148
102,000	MetLife, Inc.
	5.00%, 6/15/15	96,771
	Morgan Stanley
100,000	5.05%, 1/21/11	99,107
123,000	5.30%, 3/01/13	116,913
62,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	66,282
69,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	67,151
68,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	56,392
157,000	Wachovia Corp.
	5.25%, 8/01/14	133,815
92,000	Wells Fargo & Co.
	5.00%, 11/15/14	89,681
		3,442,838
	HEALTH CARE—1.0%
102,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	99,985
67,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	61,948
95,000	WellPoint, Inc.
	5.25%, 1/15/16	89,012
		250,945
	INDUSTRIALS—0.6%
152,000	United Technologies Corp.
	4.375%, 5/01/10	155,510

	INFORMATION TECHNOLOGY—0.9%
112,000	International Business Machines Corp.
	4.25%, 9/15/09	113,305
112,000	Oracle Corp.
	5.25%, 1/15/16	111,770
		225,075
	MATERIALS—0.2%
60,000	Alcoa, Inc.
	6.00%, 1/15/12	60,655

	TELECOMMUNICATION SERVICES—0.6%
42,000	Embarq Corp.
	7.082%, 6/01/16	39,025
94,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	100,605
		139,630

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES—0.7%
$45,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	$40,043
67,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	64,598
59,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	57,025
		161,666
	Total Corporate Bonds (Amortized Cost $5,388,855)	5,282,184

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—46.6%
	FEDERAL HOME LOAN MORTGAGE CORP.—8.3%
900,000	3.25%, 2/25/11	895,714
180,000	4.875%, 11/18/11	185,669
908,000	4.50%, 1/15/13	930,767
		2,012,150
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—12.9%
1,300,000	7.25%, 1/15/10	1,372,936
888,000	5.00%, 4/15/15	924,991
800,000	5.00%, 5/11/17	826,610
		3,124,537
	UNITED STATES TREASURY BONDS/NOTES—25.4%
800	4.75%, 11/15/08	805
2,074,100	6.00%, 8/15/09	2,148,155
170,000	4.00%, 9/30/09	173,267
1,799,000	3.50%, 2/15/10	1,834,982
1,846,300	4.75%, 5/15/14	2,003,237
		6,160,446
	Total United States Government & Agencies Obligations (Amortized Cost $11,179,248)	11,297,133

	SOVEREIGN BONDS—1.4%
220,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	234,722
98,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	103,635
	Total Sovereign Bonds (Amortized Cost $333,373)	338,357

Market
Value
Total Investments—98.2% (Amortized Cost $24,227,853) (a)	$23,850,449
Cash Equivalents—1.0 (b)	252,941
Other assets less liabilities—0.8%	191,047

Net Assets—100.0%	$24,294,437

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2008, net unrealized depreciation was $377,404 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $406,179 and aggregate gross unrealized depreciation of $783,583.

(b)	Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.62% at August 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$6,932,776
Level 2—Other Significant Observable Inputs	16,917,673
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$23,850,449

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$21,193,104	87.2%
United Kingdom	547,126	2.3
Germany	383,291	1.6
Italy	312,736	1.3
France	237,155	1.0
Supranational	212,336	0.9
Japan	181,316	0.7
Switzerland	173,259	0.7
Mexico	103,635	0.4
Netherlands	103,254	0.4
Bermuda	84,946	0.4
Australia	73,561	0.3
Spain	67,353	0.3
Netherlands Antilles	62,845	0.3
Finland	25,196	0.1
Luxembourg	22,303	0.1
Sweden	16,788	0.1
Norway	12,387	0.1
Belgium	11,459	0.0
Greece	11,391	0.0
Panama	8,055	0.0
Denmark	6,953	0.0

Total Investments	23,850,449	98.2
Cash Equivalents	252,941	1.0
Other assets less liabilities	191,047	0.8

Net Assets	$24,294,437	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

August 31, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—62.0%
	CONSUMER DISCRETIONARY—5.2%
769	Aeropostale, Inc.*	$26,807
3,566	American Axle & Manufacturing Holdings, Inc.	17,331
1,928	Blyth, Inc.	30,482
933	Buffalo Wild Wings, Inc.*	33,663
7,499	CBS Corp., Class B	121,334
8,317	Champion Enterprises, Inc.*	40,670
5,436	Comcast Corp., Class A	115,134
535	Compagnie Financiere Richemont SA, Class A (Switzerland)	31,345
7,320	Crown Media Holdings, Inc., Class A*	36,820
1,066	Daimler AG (Germany)	62,620
865	DeVry, Inc.	44,617
2,128	DIRECTV Group (The), Inc.*	60,031
889	Fossil, Inc.*	26,599
2,145	Fred’s, Inc., Class A	30,073
450	Hennes & Mauritz AB, Class B (Sweden)	22,422
3,515	Home Depot (The), Inc.	95,327
1,505	HONDA MOTOR Co. Ltd. (Japan)	49,647
3,586	Hovnanian Enterprises, Inc., Class A*	25,604
764	J. Crew Group, Inc.*	20,177
1,240	Johnson Controls, Inc.	38,341
955	Las Vegas Sands Corp.*	45,277
1,522	LKQ Corp.*	28,507
248	LVMH Moet Hennessy Louis Vuitton SA (France)	26,551
960	Marvel Entertainment, Inc.*	32,515
1,254	Matsushita Electric Industrial Co. Ltd. (Japan)	26,287
2,037	McDonald’s Corp.	126,294
420	National Presto Industries, Inc.	32,474
722	Netflix, Inc.*	22,266
3,223	Omnicom Group, Inc.	136,622
468	Priceline.com, Inc.*	43,515
1,179	Sony Corp. (Japan)	46,063
167	Strayer Education, Inc.	35,043
1,598	Superior Industries International, Inc.	28,077
1,571	Target Corp.	83,294
7,006	Time Warner, Inc.	114,688
2,924	Toyota Motor Corp. (Japan)	132,829
655	Tupperware Brands Corp.	23,397
607	Vail Resorts, Inc.*	26,702
1,136	Vivendi (France)	44,220
138	Volkswagen AG (Germany)	41,447
3,696	Walt Disney (The) Co.	119,566
		2,144,678
	CONSUMER STAPLES—6.1%
1,502	Archer-Daniels-Midland Co.	38,241
1,448	British American Tobacco PLC (United Kingdom)	49,150
726	Carrefour SA (France)	38,618
439	Central European Distribution Corp.*	25,326
4,579	Coca-Cola (The) Co.	238,429
2,790	CVS Caremark Corp.	102,114
2,507	Diageo PLC (United Kingdom)	46,504
1,086	Flowers Foods, Inc.	28,714
515	Groupe DANONE (France)	36,083
2,904	H.J. Heinz Co.	146,129

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
2,858	Kraft Foods, Inc., Class A	$90,056
479	Longs Drug Stores Corp.	34,320
768	Nash Finch Co.	31,273
3,994	Nestle SA (Switzerland)	176,727
3,962	Philip Morris International, Inc.	212,759
5,511	Procter & Gamble (The) Co.	384,503
2,609	Reynolds American, Inc.	138,225
654	Ruddick Corp.	20,823
4,569	Safeway, Inc.	120,347
7,708	Tesco PLC (United Kingdom)	53,635
1,710	Unilever NV (Netherlands)	47,443
1,340	Unilever PLC (United Kingdom)	36,099
7,154	Wal-Mart Stores, Inc.	422,588
		2,518,106
	ENERGY—8.9%
734	Alpha Natural Resources, Inc.*	72,739
3,660	BG Group PLC (United Kingdom)	81,376
20,329	BP PLC (United Kingdom)	196,056
4,441	Chevron Corp.	383,346
3,286	ConocoPhillips	271,128
670	Crosstex Energy, Inc.	21,822
552	Dawson Geophysical Co.*	34,627
1,403	Delta Petroleum Corp.*	25,198
684	Encore Acquisition Co.*	35,267
2,914	ENI S.p.A (Italy)	95,370
855	Exterran Holdings, Inc.*	39,082
10,622	Exxon Mobil Corp.	849,865
1,212	Hercules Offshore, Inc.*	26,749
785	IHS, Inc., Class A*	50,366
1,141	Mariner Energy, Inc.*	33,192
1,758	Occidental Petroleum Corp.	139,515
2,490	Petrohawk Energy Corp.*	86,179
1,853	Pride International, Inc.*	71,174
1,007	Repsol YPF SA (Spain)	31,430
3,915	Royal Dutch Shell PLC, Class A (United Kingdom)	137,174
2,957	Royal Dutch Shell PLC, Class B (United Kingdom)	102,043
2,453	Schlumberger Ltd. (Netherlands Antilles)	231,122
970	Ship Finance International Ltd. (Bermuda)	26,995
1,819	Smith International, Inc.	126,784
3,729	Southwestern Energy Co.*	143,082
1,400	StatoilHydro ASA (Norway)	43,355
2,309	Total SA (France)	166,725
1,499	Union Drilling, Inc.*	21,316
622	Walter Industries, Inc.	58,344
528	Whiting Petroleum Corp.*	50,815
521	Woodside Petroleum Ltd. (Australia)	28,290
		3,680,526
	FINANCIALS—11.4%
830	Aflac, Inc.	47,061
74	Alexander’s, Inc. REIT*	28,423
391	Alexandria Real Estate Equities, Inc. REIT	42,115
460	Allianz SE (Germany)	77,273

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,274	American Equity Investment Life Holding Co.	$30,088
2,139	American Express Co.	84,876
5,761	American International Group, Inc.	123,804
1,725	Apollo Investment Corp.	30,533
1,167	Aspen Insurance Holdings Ltd. (Bermuda)	31,626
1,130	Assicurazioni Generali S.p.A (Italy)	37,881
1,143	Assured Guaranty Ltd. (Bermuda)	18,585
1,777	AXA (France)	57,190
4,216	Banco Bilbao Vizcaya Argentaria SA (Spain)	71,753
1,630	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	29,503
8,035	Bank of America Corp.	250,209
2,500	Bank of New York Mellon (The) Corp.	86,525
7,843	Barclays PLC (United Kingdom)	50,497
970	BioMed Realty Trust, Inc. REIT	25,977
873	BNP Paribas (France)	79,019
3,185	Capital One Financial Corp.	140,586
218	Capital Southwest Corp.	29,221
2,092	Charles Schwab (The) Corp.	50,187
9,613	Citigroup, Inc.	182,550
1,174	Commonwealth Bank of Australia (Australia)	42,868
632	Corporate Office Properties Trust REIT	24,711
1,212	Credit Suisse Group (Switzerland)	56,443
591	Deutsche Bank AG (Germany)	50,640
796	Digital Realty Trust, Inc. REIT	36,513
1,594	eHealth, Inc.*	23,655
1,084	Equity One, Inc. REIT	22,753
4,404	Fifth Third Bancorp	69,495
1,359	First Cash Financial Services, Inc.*	25,182
3,036	Fortis (Belgium)	42,373
511	Franklin Resources, Inc.	53,400
741	Goldman Sachs Group (The), Inc.	121,502
785	Highwoods Properties, Inc. REIT	28,472
451	Hilb Rogal & Hobbs Co.	20,543
11,973	HSBC Holdings PLC (United Kingdom)	189,008
2,146	ING Groep NV (Netherlands)	67,423
915	International Bancshares Corp.	23,644
8,746	Intesa Sanpaolo S.p.A (Italy)	47,288
5,840	JPMorgan Chase & Co.	224,781
1,583	Knight Capital Group, Inc., Class A*	27,291
3,241	LaBranche & Co., Inc.*	20,840
6,567	Lloyds TSB Group PLC (United Kingdom)	36,383
9,300	Mitsubishi UFJ Financial Group, Inc. (Japan)	71,898
10	Mizuho Financial Group, Inc. (Japan)	43,308
1,706	National Australia Bank Ltd. (Australia)	35,996
4,808	National Bank of Greece SA ADR (Greece)	42,358
1,028	Nationwide Health Properties, Inc. REIT	35,384
1,819	Northern Trust Corp.	146,229
827	Odyssey Re Holdings Corp.	31,228
709	Platinum Underwriters Holdings Ltd. (Bermuda)	25,630
561	Potlatch Corp. REIT	26,193
458	ProAssurance Corp.*	24,686
2,686	ProLogis REIT	115,659
1,552	Public Storage REIT	137,073
1,276	Realty Income Corp. REIT	32,768
11,230	Royal Bank of Scotland Group PLC (United Kingdom)	48,084
1,391	Senior Housing Properties Trust REIT	30,157

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
471	Simon Property Group, Inc. REIT	$44,688
7	Sumitomo Mitsui Financial Group, Inc. (Japan)	43,216
399	SVB Financial Group*	22,364
2,503	T. Rowe Price Group, Inc.	148,578
1,718	Texas Capital Bancshares, Inc.*	26,818
3,414	U.S. Bancorp	108,770
2,558	UBS AG (Switzerland)*	56,221
446	UMB Financial Corp.	23,205
10,943	UniCredito Italiano S.p.A (Italy)	59,368
2,312	United Community Banks, Inc.	27,189
1,437	Vornado Realty Trust REIT	142,924
1,093	Waddell & Reed Financial, Inc., Class A	35,195
5,394	Wells Fargo & Co.	163,276
405	Westamerica Bancorporation	20,736
1,916	Westpac Banking Corp. (Australia)	38,859
152	Zurich Financial Services AG (Switzerland)	39,925
		4,708,673
	HEALTH CARE—6.8%
2,671	Abbott Laboratories	153,396
802	Alexion Pharmaceuticals, Inc.*	36,154
3,407	Alliance Imaging, Inc.*	39,555
1,852	Amgen, Inc.*	116,398
1,337	AstraZeneca PLC (United Kingdom)	65,672
717	Bayer AG (Germany)	57,013
1,010	BioMarin Pharmaceutical, Inc.*	30,441
342	Bio-Rad Laboratories, Inc., Class A*	36,799
2,018	Bruker Corp.*	31,158
871	CorVel Corp.*	25,355
1,895	Cross Country Healthcare, Inc.*	29,695
4,850	GlaxoSmithKline PLC (United Kingdom)	114,690
3,223	Halozyme Therapeutics, Inc.*	25,139
2,686	Hologic, Inc.*	56,997
1,729	Humana, Inc.*	80,226
598	Illumina, Inc.*	51,506
1,557	Insulet Corp.*	22,327
927	Inverness Medical Innovations, Inc.*	32,927
4,963	Johnson & Johnson	349,545
689	Magellan Health Services, Inc.*	30,013
593	Masimo Corp.*	23,702
2,749	McKesson Corp.	158,837
4,065	Merck & Co., Inc.	144,999
417	Myriad Genetics, Inc.*	28,439
1,999	Novartis AG (Switzerland)	112,021
530	Onyx Pharmaceuticals, Inc.*	21,661
554	OSI Pharmaceuticals, Inc.*	27,977
954	Perrigo Co.	33,380
12,115	Pfizer, Inc.	231,519
794	Psychiatric Solutions, Inc.*	29,974
644	Roche Holding AG (Switzerland)	109,058
2,721	Sanofi-Aventis SA (France)	194,731
1,002	Takeda Pharmaceutical Co. Ltd. (Japan)	52,904
2,928	Tercica, Inc.*	26,147
806	Thermo Fisher Scientific, Inc.*	48,811
227	United Therapeutics Corp.*	24,092

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,892	UnitedHealth Group, Inc.	$88,061
522	Zimmer Holdings, Inc.*	37,788
		2,779,107
	INDUSTRIALS—6.5%
1,364	3M Co.	97,662
2,325	ABB Ltd. (Switzerland)	57,450
611	Acuity Brands, Inc.	26,585
1,200	Aecom Technology Corp.*	38,352
214	Alstom SA (France)	21,941
1,669	Altra Holdings, Inc.*	30,025
516	American Science & Engineering, Inc.	34,469
3,222	BAE Systems PLC (United Kingdom)	28,208
584	Baldor Electric Co.	20,814
2,490	Beacon Roofing Supply, Inc.*	40,537
1,479	Boeing (The) Co.	96,963
651	Brady Corp., Class A	23,898
884	Bucyrus International, Inc.	61,747
688	Burlington Northern Santa Fe Corp.	73,891
1,211	Caterpillar, Inc.	85,654
588	CLARCOR, Inc.	23,479
1,852	Cummins, Inc.	120,676
584	Danaher Corp.	47,637
971	Deutsche Post AG (Germany)	22,873
3	East Japan Railway Co. (Japan)	24,050
877	EMCOR Group, Inc.*	29,879
1,424	Emerson Electric Co.	66,643
1,587	Foster Wheeler Ltd. (Bermuda)*	78,858
547	FTI Consulting, Inc.*	40,150
1,501	Fuel Tech, Inc.*	27,528
779	General Dynamics Corp.	71,902
17,735	General Electric Co.	498,354
2,283	H&E Equipment Services, Inc.*	32,213
1,040	Illinois Tool Works, Inc.	51,594
2,591	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	95,686
1,607	Insituform Technologies, Inc., Class A*	29,505
1,000	Komatsu Ltd. (Japan)	21,331
1,250	Koninklijke (Royal) Philips Electronics NV (Netherlands)	40,929
818	Manpower, Inc.	39,313
1,405	Mitsubishi Corp. (Japan)	39,227
2,000	Mitsui & Co. Ltd. (Japan)	34,646
538	Moog, Inc., Class A*	25,501
257	Schneider Electric SA (France)	26,070
13	Seaboard Corp.	16,861
785	Siemens AG (Germany)	85,824
995	Union Pacific Corp.	83,481
1,952	United Parcel Service, Inc., Class B	125,162
187	Vestas Wind Systems A/S (Denmark)*	25,494
501	Vinci SA (France)	28,656
501	Wabtec Corp.	29,594
760	Woodward Governor Co.	35,211
		2,656,523

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY—9.3%
2,461	Amkor Technology, Inc.*	$18,482
480	Anixter International, Inc.*	35,429
896	ANSYS, Inc.*	39,738
1,636	Apple, Inc.*	277,351
5,627	Aruba Networks, Inc.*	35,394
1,092	Canon, Inc. (Japan)	49,808
12,559	Cisco Systems, Inc.*	302,044
3,004	eBay, Inc.*	74,890
4,989	EMC Corp.*	76,232
398	Equinix, Inc.*	32,039
1,332	FLIR Systems, Inc.*	47,552
1,665	Foundry Networks, Inc.*	30,619
594	Google, Inc., Class A*	275,194
4,834	Hewlett-Packard Co.	226,811
10,518	Intel Corp.	240,547
2,417	International Business Machines Corp.	294,221
408	Itron, Inc.*	42,261
4,103	Ixia*	35,655
1,214	Jack Henry & Associates, Inc.	24,316
1,373	Macrovision Solutions Corp.*	21,309
244	MasterCard, Inc., Class A	59,182
2,459	MEMC Electronic Materials, Inc.*	120,712
1,013	MICROS Systems, Inc.*	31,221
975	Microsemi Corp.*	26,813
17,900	Microsoft Corp.	488,490
4,726	Motorola, Inc.	44,519
7,402	Nextwave Wireless, Inc.*	7,180
104	Nintendo Co. Ltd. (Japan)	49,640
3,684	Nokia Oyj (Finland)	92,638
2,382	Nuance Communications, Inc.*	37,636
4,348	ON Semiconductor Corp.*	41,176
1,358	Parametric Technology Corp.*	27,269
1,550	Perot Systems Corp., Class A*	27,590
1,269	Polycom, Inc.*	35,583
1,376	Quest Software, Inc.*	20,351
1,956	RightNow Technologies, Inc.*	29,320
2,323	SAIC, Inc.*	46,576
809	SAP AG (Germany)	45,498
1,756	Skyworks Solutions, Inc.*	17,033
365	Sohu.com, Inc.*	27,485
968	Sybase, Inc.*	33,309
2,753	TechTarget*	19,822
3,241	Telefonaktiebolaget LM Ericsson (Sweden)	36,839
3,000	Toshiba Corp. (Japan)	16,973
977	Tyco Electronics Ltd. (Bermuda)	32,153
2,265	Universal Display Corp.*	32,118
1,587	Western Union (The) Co.	43,833
8,565	Xerox Corp.	119,310
2,602	Yahoo!, Inc.*	50,427
		3,840,588
	MATERIALS—3.6%
257	Air Liquide SA (France)	31,408
1,460	Anglo American PLC (United Kingdom)	78,078
774	Aptargroup, Inc.	31,262

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,036	ArcelorMittal (Luxembourg)	$81,937
1,052	BASF AG (Germany)	60,992
3,493	BHP Billiton Ltd. (Australia)	124,538
2,537	BHP Billiton PLC (United Kingdom)	79,498
597	CF Industries Holdings, Inc.	90,983
8,677	Coeur d’Alene Mines Corp.*	15,532
1,960	Dow Chemical (The) Co.	66,895
1,765	E.I. du Pont de Nemours & Co.	78,437
1,544	Flotek Industries, Inc.*	26,016
862	Freeport-McMoRan Copper & Gold, Inc.	76,994
576	Greif, Inc., Class A	39,807
915	Mosaic (The) Co.	97,667
6,016	Nippon Steel Corp. (Japan)	28,992
1,434	Rio Tinto PLC (United Kingdom)	136,767
848	Rockwood Holdings, Inc.*	32,097
1,045	Terra Industries, Inc.	52,511
409	Texas Industries, Inc.	21,542
1,427	Valhi, Inc.	26,157
1,000	Vulcan Materials Co.	74,840
1,963	Weyerhaeuser Co.	108,927
663	Xstrata PLC (United Kingdom)	37,076
		1,498,953
	TELECOMMUNICATION SERVICES—2.5%
11,808	AT&T, Inc.	377,738
8,506	BT Group PLC (United Kingdom)	26,747
2,015	Consolidated Communications Holdings, Inc.	30,447
2,591	Deutsche Telekom AG (Germany)	43,143
1,660	France Telecom SA (France)	49,209
1,970	Koninklijke (Royal) KPN NV (Netherlands)	33,644
4,067	Telefonica SA (Spain)	101,251
1,915	tw telecom, Inc.*	29,376
5,215	Verizon Communications, Inc.	183,151
52,105	Vodafone Group PLC (United Kingdom)	134,049
		1,008,755
	UTILITIES—1.7%
1,908	E.ON AG (Germany)	111,941
5,287	Enel S.p.A (Italy)	48,843
884	Exelon Corp.	67,149
3,751	Iberdrola SA (Spain)	45,505
601	ITC Holdings Corp.	33,662
2,867	National Grid PLC (United Kingdom)	37,363
748	Nicor, Inc.	34,326
3,597	PG&E Corp.	148,663
861	PPL Corp.	37,686
446	RWE AG (Germany)	48,347
1,083	Suez SA (France)	59,792
1,592	Westar Energy, Inc.	36,059
		709,336
	Total Common Stocks
	(Cost $26,947,196)	25,545,245

Number		Market
of Shares		Value

	RIGHTS—0.0%
	UTILITIES—1.7%
1,083	Suez SA Rights (France), expiring 10/22/08 (Cost $0)	$7,829

Principal		Market
Amount		Value

	CORPORATE BONDS—24.5%
	CONSUMER DISCRETIONARY—2.3%
$80,000	CBS Corp.
	7.875%, 7/30/30	$73,035
	Comcast Cable Communications Holdings, Inc.
237,000	8.375%, 3/15/13	262,024
25,000	6.45%, 3/15/37	23,129
197,000	Home Depot (The), Inc.
	5.40%, 3/01/16	178,520
122,000	News America, Inc.
	6.20%, 12/15/34	111,209
	Time Warner Cable, Inc.
118,000	7.70%, 5/01/32	119,359
78,000	6.55%, 5/01/37	72,115
101,000	Viacom, Inc.
	6.25%, 4/30/16	96,334
		935,725
	CONSUMER STAPLES—2.2%
99,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	120,488
81,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	80,035
250,000	Kraft Foods
	6.50%, 8/11/17	253,277
97,000	Kroger (The) Co.
	5.50%, 2/01/13	97,541
48,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	53,405
50,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	48,301
65,000	Reynolds American, Inc.
	6.75%, 6/15/17	64,042
175,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	178,467
		895,556
	ENERGY—1.9%
177,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	172,758
99,000	Apache Corp.
	5.25%, 4/15/13	101,127

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$94,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	$90,873
169,000	ConocoPhillips
	5.90%, 10/15/32	166,953
108,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	106,171
136,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	140,615
		778,497
	FINANCIALS—11.9%
90,000	Allstate (The) Corp.
	5.55%, 5/09/35	76,042
150,000	American Express Co.
	4.875%, 7/15/13	139,746
45,000	American International Group
	6.25%, 3/15/37	29,934
338,000	Bank of America Corp.
	4.875%, 1/15/13	328,047
25,000	Bear Stearns Co.
	7.25%, 2/01/18	25,947
146,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	152,896
178,000	Boston Properties LP
	6.25%, 1/15/13	179,588
180,000	Capital One Financial Co.
	6.15%, 9/01/16	147,926
173,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	183,307
150,000	Deutsche Bank AG (Germany)
	6.00%, 9/01/17	151,290
352,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	364,597
154,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	156,090
150,000	Genworth Financial, Inc.
	5.75%, 6/15/14	137,954
409,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	384,840
150,000	HSBC Finance Corp.
	5.50%, 1/19/16	145,758
200,000	JP Morgan Chase & Co.
	5.875%, 6/13/16	196,948
227,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	239,623
115,000	Lehman Brothers Holdings, Inc. MTN
	5.50%, 4/04/16	101,371
158,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	155,527
25,000	Merrill Lynch & Co., Inc. MTN
	6.875%, 4/25/18	23,065
264,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	230,296

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$182,000	MetLife, Inc.
	5.00%, 6/15/15	$172,670
418,000	Morgan Stanley
	5.30%, 3/01/13	397,316
108,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	105,106
40,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	33,172
108,000	Unilever Capital Corp.
	5.90%, 11/15/32	104,837
364,000	Wachovia Corp.
	5.25%, 8/01/14	310,246
255,000	Wells Fargo & Co.
	5.00%, 11/15/14	248,571
		4,922,710
	HEALTH CARE—1.2%
54,000	Abbott Laboratories
	5.875%, 5/15/16	56,045
60,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	56,914
80,000	Eli Lilly & Co.
	5.55%, 3/15/37	76,470
155,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	143,314
108,000	WellPoint, Inc.
	5.25%, 1/15/16	101,192
54,000	Wyeth
	5.50%, 2/01/14	55,159
		489,094
	INDUSTRIALS—0.8%
40,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	38,112
300,000	General Electric Co.
	5.25%, 12/06/17	290,454
		328,566
	INFORMATION TECHNOLOGY—0.3%
126,000	Oracle Corp.
	5.25%, 1/15/16	125,741

	MATERIALS—0.9%
63,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	62,540
54,000	CRH America, Inc.
	6.00%, 9/30/16	48,299
99,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	97,137
60,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	58,949

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
90,000	Weyerhaeuser Co.
	7.375%, 3/15/32	86,459
		353,384
	TELECOMMUNICATION SERVICES—1.5%
146,000	BellSouth Corp.
	6.00%, 11/15/34	132,726
75,000	Deutsche Telecom (Netherlands)
	8.75%, 6/15/30	82,874
102,000	Embarq Corp.
	7.082%, 6/01/16	94,775
179,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	190,987
131,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	126,766
		628,128
	UTILITIES—1.5%
121,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	107,671
152,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	146,550
54,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	52,193
54,000	FirstEnergy Corp., Series C
	7.375%, 11/15/31	58,100
100,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	95,299
54,000	Oncor Electric Delivery Co.
	7.00%, 9/01/22	53,323
132,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	127,143
		640,279
	Total Corporate Bonds (Amortized Cost $10,361,231)	10,097,680

Principal		Market
Amount		Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—10.5%
	FEDERAL HOME LOAN MORTGAGE CORP.—1.9%
$686,000	6.25%, 7/15/32	$797,809

	UNITED STATES TREASURY BONDS/NOTES—8.6%
200	3.50%, 2/15/10	204
600,000	4.50%, 5/15/10	623,297
300	4.75%, 5/15/14	326
500	7.50%, 11/15/16	632
340,900	8.125%, 8/15/19	461,520
334,700	7.625%, 2/15/25	462,618
395,000	6.25%, 5/15/30	492,825
1,350,000	5.00%, 5/15/37	1,475,614
		3,517,036
	Total United States Government & Agencies Obligations (Amortized Cost $4,184,557)	4,314,845

	SOVEREIGN BONDS—1.9%
182,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	231,771
175,000	Republic of Italy (Italy)
	5.25%, 9/20/16	185,116
80,000	United Mexican States, Series A MTN (Mexico)
	6.75%, 9/27/34	86,200
264,000	United Mexican States, MTN (Mexico)
	6.375%, 1/16/13	279,180
	Total Sovereign Bonds (Amortized Cost $782,762)	782,267

	Total Investments—98.9% (Amortized Cost $42,275,746) (a)	$40,747,866
	Cash Equivalents—0.3% (b)	123,298
	Other assets less liabilities—0.8%	326,367

	Net Assets—100.0%	$41,197,531

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2008, net unrealized depreciation was $1,527,880 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,078,076 and aggregate gross unrealized depreciation of $2,605,956.

(b)	Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.62% at August 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$25,553,074
Level 2—Other Significant Observable Inputs	15,194,792
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$40,747,866

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$31,936,874	77.5%
United Kingdom	1,996,029	4.8
Germany	1,098,524	2.7
France	868,042	2.1
Japan	730,819	1.8
Switzerland	639,190	1.6
Italy	473,866	1.1
Mexico	365,380	0.9
Supranational	364,597	0.9
Netherlands	352,348	0.9
Australia	333,091	0.8
Canada	322,644	0.8
Bermuda	309,533	0.7
Spain	249,939	0.6
Netherlands Antilles	231,122	0.6
Finland	92,638	0.2
Luxembourg	81,937	0.2
Sweden	59,261	0.1
Cayman Islands	58,949	0.1
Norway	43,355	0.1
Belgium	42,373	0.1
Greece	42,358	0.1
Panama	29,503	0.1
Denmark	25,494	0.1

Total Investments	40,747,866	98.9
Cash Equivalents	123,298	0.3
Other assets less liabilities	326,367	0.8

Net Assets	$41,197,531	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

August 31, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—84.9%
	CONSUMER DISCRETIONARY—7.2%
890	Aeropostale, Inc.*	$31,025
4,126	American Axle & Manufacturing Holdings, Inc.	20,052
2,231	Blyth, Inc.	35,272
1,080	Buffalo Wild Wings, Inc.*	38,966
8,677	CBS Corp., Class B	140,394
9,623	Champion Enterprises, Inc.*	47,056
6,291	Comcast Corp., Class A	133,243
619	Compagnie Financiere Richemont SA, Class A (Switzerland)	36,266
8,470	Crown Media Holdings, Inc., Class A*	42,604
1,233	Daimler AG (Germany)	72,430
1,001	DeVry, Inc.	51,632
2,463	DIRECTV Group (The), Inc.*	69,481
1,029	Fossil, Inc.*	30,788
2,482	Fred’s, Inc., Class A	34,798
525	Hennes & Mauritz AB, B Shares (Sweden)	26,159
4,067	Home Depot (The), Inc.	110,297
1,813	HONDA MOTOR Co. Ltd. (Japan)	59,807
4,150	Hovnanian Enterprises, Inc., Class A*	29,631
889	J. Crew Group, Inc.*	23,478
1,435	Johnson Controls, Inc.	44,370
1,105	Las Vegas Sands Corp.*	52,388
1,762	LKQ Corp.*	33,002
287	LVMH Moet Hennessy Louis Vuitton SA (France)	30,727
1,111	Marvel Entertainment, Inc.*	37,630
2,483	Matsushita Electric Industrial Co. Ltd. (Japan)	52,051
2,357	McDonald’s Corp.	146,135
486	National Presto Industries, Inc.	37,578
836	Netflix, Inc.*	25,782
3,730	Omnicom Group, Inc.	158,116
542	Priceline.com, Inc.*	50,395
1,375	Sony Corp. (Japan)	53,720
194	Strayer Education, Inc.	40,709
1,849	Superior Industries International, Inc.	32,487
1,818	Target Corp.	96,390
8,107	Time Warner, Inc.	132,712
3,354	Toyota Motor Corp. (Japan)	152,363
759	Tupperware Brands Corp.	27,111
703	Vail Resorts, Inc.*	30,925
1,315	Vivendi (France)	51,188
160	Volkswagen AG (Germany)	48,054
4,277	Walt Disney (The) Co.	138,361
		2,505,573
	CONSUMER STAPLES—8.4%
1,738	Archer-Daniels-Midland Co.	44,249
1,676	British American Tobacco PLC (United Kingdom)	56,890
840	Carrefour SA (France)	44,682
508	Central European Distribution Corp.*	29,307
5,299	Coca-Cola (The) Co.	275,919
3,228	CVS Caremark Corp.	118,145
2,901	Diageo PLC (United Kingdom)	53,812
1,257	Flowers Foods, Inc.	33,235
595	Groupe DANONE (France)	41,688

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
3,360	H.J. Heinz Co.	$169,075
3,308	Kraft Foods, Inc., Class A	104,235
554	Longs Drug Stores Corp.	39,694
889	Nash Finch Co.	36,200
4,621	Nestle SA (Switzerland)	204,471
4,584	Philip Morris International, Inc.	246,161
6,376	Procter & Gamble (The) Co.	444,854
3,019	Reynolds American, Inc.	159,947
757	Ruddick Corp.	24,103
5,287	Safeway, Inc.	139,260
8,918	Tesco PLC (United Kingdom)	62,055
1,980	Unilever NV (Netherlands)	54,934
1,552	Unilever PLC (United Kingdom)	41,810
8,278	Wal-Mart Stores, Inc.	488,980
		2,913,706
	ENERGY—12.2%
850	Alpha Natural Resources, Inc.*	84,235
4,235	BG Group PLC (United Kingdom)	94,161
23,521	BP PLC (United Kingdom)	226,840
5,138	Chevron Corp.	443,513
3,802	ConocoPhillips	313,703
776	Crosstex Energy, Inc.	25,274
639	Dawson Geophysical Co.*	40,084
1,623	Delta Petroleum Corp.*	29,149
791	Encore Acquisition Co.*	40,784
3,373	ENI S.p.A (Italy)	110,392
990	Exterran Holdings, Inc.*	45,253
12,291	Exxon Mobil Corp.	983,404
1,403	Hercules Offshore, Inc.*	30,964
908	IHS, Inc., Class A*	58,257
1,321	Mariner Energy, Inc.*	38,428
2,034	Occidental Petroleum Corp.	161,418
2,881	Petrohawk Energy Corp.*	99,711
2,145	Pride International, Inc.*	82,389
1,165	Repsol YPF SA (Spain)	36,362
4,530	Royal Dutch Shell PLC, Class A (United Kingdom)	158,722
3,422	Royal Dutch Shell PLC, Class B (United Kingdom)	118,090
2,839	Schlumberger Ltd. (Netherlands Antilles)	267,491
1,123	Ship Finance International Ltd. (Bermuda)	31,253
2,104	Smith International, Inc.	146,649
4,315	Southwestern Energy Co.*	165,567
1,650	StatoilHydro ASA (Norway)	51,097
2,670	Total SA (France)	192,791
1,734	Union Drilling, Inc.*	24,657
720	Walter Industries, Inc.	67,536
611	Whiting Petroleum Corp.*	58,803
603	Woodside Petroleum Ltd. (Australia)	32,742
		4,259,719

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS—15.6%
960	Aflac, Inc.	$54,432
86	Alexander’s, Inc. REIT*	33,033
452	Alexandria Real Estate Equities, Inc. REIT	48,685
535	Allianz SE (Germany)	89,872
3,788	American Equity Investment Life Holding Co.	34,812
2,475	American Express Co.	98,208
6,665	American International Group, Inc.	143,231
1,996	Apollo Investment Corp.	35,329
1,351	Aspen Insurance Holdings Ltd. (Bermuda)	36,612
1,309	Assicurazioni Generali S.p.A (Italy)	43,882
1,322	Assured Guaranty Ltd. (Bermuda)	21,496
2,057	AXA (France)	66,201
4,879	Banco Bilbao Vizcaya Argentaria SA (Spain)	83,037
1,885	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	34,119
9,297	Bank of America Corp.	289,508
2,893	Bank of New York Mellon (The) Corp.	100,127
9,077	Barclays PLC (United Kingdom)	58,442
1,122	BioMed Realty Trust, Inc. REIT	30,047
1,010	BNP Paribas (France)	91,419
3,685	Capital One Financial Corp.	162,656
253	Capital Southwest Corp.	33,912
2,420	Charles Schwab (The) Corp.	58,056
11,123	Citigroup, Inc.	211,225
1,358	Commonwealth Bank of Australia (Australia)	49,587
731	Corporate Office Properties Trust REIT	28,582
1,402	Credit Suisse Group (Switzerland)	65,291
685	Deutsche Bank AG (Germany)	58,694
921	Digital Realty Trust, Inc. REIT	42,246
1,845	eHealth, Inc.*	27,380
1,255	Equity One, Inc. REIT	26,342
5,096	Fifth Third Bancorp	80,415
1,573	First Cash Financial Services, Inc.*	29,148
3,513	Fortis (Belgium)	49,031
592	Franklin Resources, Inc.	61,864
858	Goldman Sachs Group (The), Inc.	140,686
909	Highwoods Properties, Inc. REIT	32,969
522	Hilb Rogal & Hobbs Co.	23,777
13,855	HSBC Holdings PLC (United Kingdom)	218,718
2,484	ING Groep NV (Netherlands)	78,042
1,059	International Bancshares Corp.	27,365
10,124	Intesa Sanpaolo S.p.A (Italy)	54,739
6,757	JPMorgan Chase & Co.	260,076
1,831	Knight Capital Group, Inc., Class A*	31,566
3,750	LaBranche & Co., Inc.*	24,113
7,592	Lloyds TSB Group PLC (United Kingdom)	42,062
10,820	Mitsubishi UFJ Financial Group, Inc. (Japan)	83,648
11	Mizuho Financial Group, Inc. (Japan)	47,639
1,973	National Australia Bank Ltd. (Australia)	41,629
5,563	National Bank of Greece SA ADR (Greece)	49,010
1,190	Nationwide Health Properties, Inc. REIT	40,960
2,105	Northern Trust Corp.	169,221
958	Odyssey Re Holdings Corp.	36,174
821	Platinum Underwriters Holdings Ltd. (Bermuda)	29,679
649	Potlatch Corp. REIT	30,302

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
530	ProAssurance Corp.*	$28,567
3,108	ProLogis REIT	133,830
1,796	Public Storage REIT	158,623
1,476	Realty Income Corp. REIT	37,904
12,998	Royal Bank of Scotland Group PLC (United Kingdom)	55,654
1,610	Senior Housing Properties Trust REIT	34,905
545	Simon Property Group, Inc. REIT	51,710
8	Sumitomo Mitsui Financial Group, Inc. (Japan)	49,390
462	SVB Financial Group*	25,895
2,897	T. Rowe Price Group, Inc.	171,966
1,988	Texas Capital Bancshares, Inc.*	31,033
3,950	U.S. Bancorp	125,847
2,959	UBS AG (Switzerland)*	65,034
516	UMB Financial Corp.	26,847
12,662	UniCredito Italiano S.p.A (Italy)	68,694
2,675	United Community Banks, Inc.	31,458
1,662	Vornado Realty Trust REIT	165,303
1,265	Waddell & Reed Financial, Inc., Class A	40,733
6,242	Wells Fargo & Co.	188,945
469	Westamerica Bancorp.	24,013
2,217	Westpac Banking Corp. (Australia)	44,964
176	Zurich Financial Services AG (Switzerland)	46,229
		5,446,840
	HEALTH CARE—9.0%
3,091	Abbott Laboratories	177,516
930	Alexion Pharmaceuticals, Inc.*	41,924
3,941	Alliance Imaging, Inc.*	45,755
2,143	Amgen, Inc.*	134,688
1,548	AstraZeneca PLC (United Kingdom)	76,036
830	Bayer AG (Germany)	65,999
1,168	BioMarin Pharmaceuticals, Inc.*	35,204
396	Bio-Rad Laboratories, Inc., Class A*	42,610
2,335	Bruker Corp.*	36,052
1,008	CorVel Corp.*	29,343
2,193	Cross Country Healthcare, Inc.*	34,364
5,613	GlaxoSmithKline PLC (United Kingdom)	132,734
3,730	Halozyme Therapeutics, Inc.*	29,094
3,108	Hologic, Inc.*	65,952
2,001	Humana, Inc.*	92,846
692	Illumina, Inc.*	59,602
1,802	Insulet Corp.*	25,841
1,073	Inverness Medical Innovations, Inc.*	38,113
5,742	Johnson & Johnson	404,409
797	Magellan Health Services, Inc.*	34,717
686	Masimo Corp.*	27,419
3,181	McKesson Corp.	183,798
4,704	Merck & Co., Inc.	167,792
482	Myriad Genetics, Inc.*	32,872
2,313	Novartis AG (Switzerland)	129,618
613	Onyx Pharmaceuticals, Inc.*	25,053
642	OSI Pharmaceuticals, Inc.*	32,421

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,104	Perrigo Co.	$38,629
14,018	Pfizer, Inc.	267,884
919	Psychiatric Solutions, Inc.*	34,692
746	Roche Holding AG (Switzerland)	126,331
3,148	Sanofi-Aventis SA (France)	225,290
1,178	Takeda Pharmaceutical Co. Ltd. (Japan)	62,197
3,388	Tercica, Inc.*	30,255
933	Thermo Fisher Scientific, Inc.*	56,502
262	United Therapeutics Corp.*	27,806
3,346	UnitedHealth Group, Inc.	101,886
604	Zimmer Holdings, Inc.*	43,724
		3,216,968
	INDUSTRIALS—8.8%
1,579	3M Co.	113,056
2,691	ABB Ltd. (Switzerland)	66,494
707	Acuity Brands, Inc.	30,762
1,388	Aecom Technology Corp.*	44,360
248	Alstom SA (France)	25,427
1,932	Altra Holdings, Inc.*	34,757
597	American Science & Engineering, Inc.	39,880
3,725	BAE Systems PLC (United Kingdom)	32,612
676	Baldor Electric Co.	24,093
2,881	Beacon Roofing Supply, Inc.*	46,903
1,712	Boeing Co.	112,239
753	Brady Corp., Class A	27,643
1,023	Bucyrus International, Inc.	71,457
796	Burlington Northern Santa Fe Corp.	85,490
1,402	Caterpillar, Inc.	99,163
680	CLARCOR, Inc.	27,152
2,144	Cummins, Inc.	139,703
676	Danaher Corp.	55,141
1,124	Deutsche Post AG (Germany)	26,477
3	East Japan Railway Co. (Japan)	24,050
1,015	EMCOR Group, Inc.*	34,581
1,648	Emerson Electric Co.	77,126
1,836	Foster Wheeler Ltd. (Bermuda)*	91,231
633	FTI Consulting, Inc.*	46,462
1,736	Fuel Tech, Inc.*	31,838
901	General Dynamics Corp.	83,162
20,521	General Electric Co.	576,641
2,642	H&E Equipment Services, Inc.*	37,279
1,204	Illinois Tool Works, Inc.	59,730
2,998	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	110,716
1,859	Insituform Technologies, Inc., Class A*	34,131
1,200	Komatsu Ltd. (Japan)	25,598
1,446	Koninklijke (Royal) Philips Electronics NV (Netherlands)	47,346
947	Manpower, Inc.	45,513
1,707	Mitsubishi Corp. (Japan)	47,659
2,000	Mitsui & Co. Ltd. (Japan)	34,646
622	Moog, Inc., Class A*	29,483
297	Schneider Electric SA (France)	30,127

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
15	Seaboard Corp.	$19,455
908	Siemens AG (Germany)	99,271
1,151	Union Pacific Corp.	96,569
2,259	United Parcel Service, Inc., Class B	144,848
216	Vestas Wind Systems A/S (Denmark)*	29,447
579	Vinci SA (France)	33,117
579	Wabtec Corp.	34,202
880	Woodward Governor Co.	40,770
		3,067,807
	INFORMATION TECHNOLOGY—12.7%
2,848	Amkor Technology, Inc.*	21,388
556	Anixter International, Inc.*	41,038
1,037	ANSYS, Inc.*	45,991
1,893	Apple, Inc.*	320,920
6,511	Aruba Networks, Inc.*	40,954
1,281	Canon, Inc. (Japan)	58,428
14,531	Cisco Systems, Inc.*	349,470
3,477	eBay, Inc.*	86,682
5,772	EMC Corp.*	88,196
460	Equinix, Inc.*	37,030
1,542	FLIR Systems, Inc.*	55,049
1,927	Foundry Networks, Inc.*	35,438
688	Google, Inc., Class A*	318,744
5,593	Hewlett-Packard Co.	262,424
12,171	Intel Corp.	278,351
2,796	International Business Machines Corp.	340,357
472	Itron, Inc.*	48,890
4,748	Ixia*	41,260
1,405	Jack Henry & Associates, Inc.	28,142
1,589	Macrovision Solutions Corp.*	24,661
282	MasterCard, Inc., Class A	68,399
2,846	MEMC Electronic Materials, Inc.*	139,710
1,172	MICROS Systems, Inc.*	36,121
1,129	Microsemi Corp.*	31,048
20,712	Microsoft Corp.	565,229
5,468	Motorola, Inc.	51,509
8,566	Nextwave Wireless, Inc.*	8,309
76	Nintendo Co. Ltd. (Japan)	36,276
4,262	Nokia Oyj (Finland)	107,172
2,756	Nuance Communications, Inc.*	43,545
5,031	ON Semiconductor Corp.*	47,644
1,572	Parametric Technology Corp.*	31,566
1,794	Perot Systems Corp., Class A*	31,933
1,468	Polycom, Inc.*	41,163
1,592	Quest Software, Inc.*	23,546
2,264	RightNow Technologies, Inc.*	33,937
2,688	SAIC, Inc.*	53,894
936	SAP AG (Germany)	52,641
2,031	Skyworks Solutions, Inc.*	19,701
422	Sohu.com, Inc.*	31,777
1,121	Sybase, Inc.*	38,574

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,185	TechTarget*	$22,932
3,836	Telefonaktiebolaget LM Ericsson (Sweden)	43,602
4,000	Toshiba Corp. (Japan)	22,631
1,131	Tyco Electronics Ltd. (Bermuda)	37,221
2,621	Universal Display Corp.*	37,166
1,837	Western Union (The) Co.	50,738
9,910	Xerox Corp.	138,046
3,011	Yahoo!, Inc.*	58,353
		4,427,796
	MATERIALS—5.0%
297	Air Liquide SA (France)	36,297
1,690	Anglo American PLC (United Kingdom)	90,378
904	Aptargroup, Inc.	36,513
1,199	ArcelorMittal (Luxembourg)	94,828
1,218	BASF AG (Germany)	70,616
4,041	BHP Billiton Ltd. (Australia)	144,077
2,935	BHP Billiton PLC (United Kingdom)	91,970
691	CF Industries Holdings, Inc.	105,308
10,041	Coeur d’Alene Mines Corp.*	17,973
2,268	Dow Chemical (The) Co.	77,407
2,042	E.I. du Pont de Nemours & Co.	90,746
1,787	Flotek Industries, Inc.*	30,111
997	Freeport-McMoRan Copper & Gold, Inc.	89,052
666	Greif, Inc., Class A	46,027
1,059	Mosaic (The) Co.	113,038
7,052	Nippon Steel Corp. (Japan)	33,985
1,660	Rio Tinto PLC (United Kingdom)	158,321
982	Rockwood Holdings, Inc.*	37,169
1,209	Terra Industries, Inc.	60,752
473	Texas Industries, Inc.	24,913
1,652	Valhi, Inc.	30,281
1,157	Vulcan Materials Co.	86,590
2,271	Weyerhaeuser Co.	126,018
767	Xstrata PLC (United Kingdom)	42,892
		1,735,262
	TELECOMMUNICATION SERVICES—3.4%
13,662	AT&T, Inc.	437,048
9,842	BT Group PLC (United Kingdom)	30,948
2,332	Consolidated Communications Holdings, Inc.	35,237
2,998	Deutsche Telekom AG (Germany)	49,920
1,920	France Telecom SA (France)	56,916
2,279	Koninklijke (Royal) KPN NV (Netherlands)	38,921
4,706	Telefonica SA (Spain)	117,159
2,216	TW Telecom, Inc.*	33,993
6,034	Verizon Communications, Inc.	211,914
60,288	Vodafone Group PLC (United Kingdom)	155,102
		1,167,158
	UTILITIES—2.4%
2,211	E.ON AG (Germany)	129,717
6,123	Enel S.p.A (Italy)	56,567

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,022	Exelon Corp.	$77,631
4,342	Iberdrola SA (Spain)	52,674
696	ITC Holdings Corp.	38,983
3,320	National Grid PLC (United Kingdom)	43,267
866	Nicor, Inc.	39,741
4,163	PG&E Corp.	172,057
998	PPL Corp.	43,682
517	RWE AG (Germany)	56,044
1,253	Suez SA (France)	69,177
1,843	Westar Energy, Inc.	41,744
		821,284
	Total Common Stocks (Cost $31,030,677)	29,562,113

	RIGHTS—0.0%
	UTILITIES—0.0%
1,253	Suez SA Rights (France), expiring 10/22/08 (Cost $0)	9,058

Principal		Market
Amount		Value

	CORPORATE BONDS—8.6%
	CONSUMER DISCRETIONARY—0.4%
$15,000	CBS Corp.
	7.875%, 7/30/30	$13,694
20,000	Comcast Corp.
	6.45%, 3/15/37	18,503
24,000	Home Depot (The), Inc.
	5.40%, 3/01/16	21,749
24,000	News America, Inc.
	6.20%, 12/15/34	21,877
18,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	16,642
19,000	Time Warner, Inc.
	7.70%, 5/01/32	19,219
15,000	Viacom, Inc.
	6.25%, 4/30/16	14,307
		125,991
	CONSUMER STAPLES—1.1%
24,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	29,209
30,000	Kraft Foods
	6.50%, 8/11/17	30,393
282,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	272,418
	Wal-Mart Stores, Inc.
40,000	6.50%, 8/15/37	41,084
5,000	4.55%, 5/01/13	5,099
		378,203

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
	ENERGY—0.3%
$25,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	$24,401
19,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	18,368
37,000	ConocoPhillips
	5.90%, 10/15/32	36,552
14,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	13,763
		93,084
	FINANCIALS—4.4%
33,000	Allstate (The) Corp.
	5.55%, 5/09/35	27,882
110,000	American Express Co.
	6.80%, 9/01/66 (a)	95,629
250,000	American International Group
	6.25%, 3/15/37	166,300
30,000	Bear Stearns & Co., Inc.
	7.25%, 2/01/18	31,137
15,000	Capital One Financial Corp.
	6.15%, 9/01/16	12,327
14,000	Capmark Financial Group, Inc.
	6.30%, 5/10/17	8,272
205,000	Citigroup, Inc.
	8.30%, 12/21/57	185,520
95,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	100,660
25,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	25,215
38,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	38,516
200,000	Goldman Sachs Group, Inc.
	6.75%, 10/01/37	176,486
14,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	13,173
300,000	HSBC Holdings PLC (United Kingdom)
	6.50%, 9/15/37	274,396
9,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	6,309
40,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	42,224
175,000	Lincoln National Corp.
	7.00%, 5/17/66 (a)	152,401
16,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	15,750
9,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	8,759
9,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	7,464
135,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37	115,153

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$25,000	Unilever Capital Corp.
	5.90%, 11/15/32	$24,268
14,000	Wells Fargo & Co.
	5.00%, 11/15/14	13,647
		1,541,488
	HEALTH CARE—1.4%
14,000	Abbott Laboratories
	5.875%, 5/15/16	14,530
15,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	14,704
130,000	AstraZeneca PLC (United Kingdom)
	6.45%, 9/15/37	133,760
26,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	24,663
293,000	Eli Lilly & Co.
	5.55%, 3/15/37	280,069
14,000	WellPoint, Inc.
	5.25%, 1/15/16	13,118
		480,844
	INDUSTRIALS—0.1%
12,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	11,433
29,000	CSX Corp.
	6.00%, 10/01/36	23,659
		35,092
	INFORMATION TECHNOLOGY—0.1%
25,000	Oracle Corp.
	5.25%, 1/15/16	24,949

	MATERIALS—0.2%
32,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	31,766
12,000	CRH America, Inc.
	6.00%, 9/30/16	10,733
11,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	10,807
23,000	Weyerhaeuser Co.
	7.375%, 3/15/32	22,096
		75,402
	TELECOMMUNICATION SERVICES—0.4%
42,000	BellSouth Corp.
	6.00%, 11/15/34	38,182
10,000	Embarq Corp.
	7.082%, 6/01/16	9,292
80,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	85,357
9,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	8,709
		141,540

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
	UTILITIES—0.2%
$22,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	$19,576
14,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	13,498
22,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	20,966
28,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	26,970
		81,010
	Total Corporate Bonds (Amortized Cost $3,083,113)	2,977,603

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS —4.8%
	FEDERAL HOME LOAN MORTGAGE CORP—0.3%
92,000	6.25%, 7/15/32	106,995

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.4%
48,000	5.00%, 4/15/15	50,000
70,000	5.00%, 5/11/17	72,328
		122,328
	UNITED STATES TREASURY BONDS/NOTES —4.1%
200	3.50%, 2/15/10	204
515,000	4.50%, 5/15/10	534,996
270,900	4.75%, 5/15/14	293,927
142,500	8.125%, 8/15/19	192,921
40,400	7.625%, 2/15/25	55,840
44,800	6.25%, 5/15/30	55,895
60,000	5.00%, 5/15/37	65,583
240,000	4.375%, 2/15/38	238,369
		1,437,735
	Total United States Government & Agencies Obligations (Amortized Cost $1,626,248)	1,667,058

	SOVEREIGN BONDS—0.3%
69,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	87,869
25,000	Republic of Italy (Italy)
	5.25%, 9/20/16	26,445
6,000	United Mexican States (Mexico)
	5.625%, 1/15/17	6,072
	Total Sovereign Bonds (Amortized Cost $121,939)	120,386

Market Value
Total Investments—98.6% (Amortized Cost $35,861,977) (b)	$34,336,218
Cash Equivalents—0.6% (c)	208,064
Other assets less liabilities—0.8%	276,060

Net Assets—100.0%	$34,820,342

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Variable Rate Coupon. Stated interest rate was in effect at August 31, 2008.
(b)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2008, net unrealized depreciation was $1,525,759 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,137,498 and aggregate gross unrealized depreciation of $2,663,257.

(c) Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.62% at May 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$29,571,171
Level 2—Other Significant Observable Inputs	4,765,047
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$34,336,218

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$25,946,738	74.5%
United Kingdom	2,467,140	7.1
France	1,004,105	2.9
Germany	887,174	2.6
Japan	844,088	2.4
Switzerland	739,734	2.1
Italy	360,719	1.1
Bermuda	358,208	1.0
Australia	344,765	1.0
Spain	289,232	0.8
Netherlands Antilles	267,491	0.8
Netherlands	219,243	0.6
Finland	107,172	0.3
Canada	106,237	0.3
Luxembourg	94,828	0.3
Sweden	69,761	0.2
Norway	51,097	0.2
Belgium	49,031	0.1
Greece	49,010	0.1
Panama	34,119	0.1
Denmark	29,447	0.1
Cayman Islands	10,807	0.0
Mexico	6,072	0.0

Total Investments	34,336,218	98.6
Cash Equivalents	208,064	0.6
Other assets less liabilities	276,060	0.8

Net Assets	$34,820,342	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

August 31, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—95.5%
	CONSUMER DISCRETIONARY—8.1%
991	Aeropostale, Inc.*	$34,546
4,595	American Axle & Manufacturing Holdings, Inc.	22,332
2,485	Blyth, Inc.	39,288
1,203	Buffalo Wild Wings, Inc.*	43,404
9,662	CBS Corp., Class B	156,331
10,715	Champion Enterprises, Inc.*	52,396
7,005	Comcast Corp., Class A	148,366
690	Compagnie Financiere Richemont SA, Class A (Switzerland)	40,426
9,433	Crown Media Holdings, Inc., Class A*	47,448
1,373	Daimler AG (Germany)	80,654
1,114	DeVry, Inc.	57,460
2,742	DIRECTV Group (The), Inc.*	77,352
1,145	Fossil, Inc.*	34,258
2,764	Fred’s, Inc., Class A	38,751
575	Hennes & Mauritz AB, Class B (Sweden)	28,650
4,529	Home Depot (The), Inc.	122,826
2,003	HONDA MOTOR Co. Ltd. (Japan)	66,075
4,621	Hovnanian Enterprises, Inc., Class A*	32,994
990	J. Crew Group, Inc.*	26,146
1,598	Johnson Controls, Inc.	49,410
1,230	Las Vegas Sands Corp.*	58,314
1,961	LKQ Corp.*	36,730
319	LVMH Moet Hennessy Louis Vuitton SA (France)	34,153
1,238	Marvel Entertainment, Inc.*	41,931
2,289	Matsushita Electric Industrial Co. Ltd. (Japan)	47,984
2,625	McDonald’s Corp.	162,750
541	National Presto Industries, Inc.	41,830
931	Netflix, Inc.*	28,712
4,153	Omnicom Group, Inc.	176,047
604	Priceline.com, Inc.*	56,160
1,490	Sony Corp. (Japan)	58,213
216	Strayer Education, Inc.	45,325
2,059	Superior Industries International, Inc.	36,177
2,024	Target Corp.	107,312
9,028	Time Warner, Inc.	147,788
3,795	Toyota Motor Corp. (Japan)	172,397
845	Tupperware Brands Corp.	30,183
783	Vail Resorts, Inc.*	34,444
1,464	Vivendi (France)	56,988
179	Volkswagen AG (Germany)	53,761
4,762	Walt Disney (The) Co.	154,051
		2,780,363
	CONSUMER STAPLES—9.4%
1,936	Archer-Daniels-Midland Co.	49,291
1,866	British American Tobacco PLC (United Kingdom)	63,339
936	Carrefour SA (France)	49,788
565	Central European Distribution Corp.*	32,595
5,900	Coca-Cola (The) Co.	307,213
3,595	CVS Caremark Corp.	131,577
3,230	Diageo PLC (United Kingdom)	59,915
1,399	Flowers Foods, Inc.	36,990
663	Groupe DANONE (France)	46,453
3,742	H.J. Heinz Co.	188,297

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
3,683	Kraft Foods, Inc., Class A	$116,051
617	Longs Drug Stores Corp.	44,208
990	Nash Finch Co.	40,313
5,146	Nestle SA (Switzerland)	227,701
5,105	Philip Morris International, Inc.	274,139
7,100	Procter & Gamble (The) Co.	495,367
3,362	Reynolds American, Inc.	178,119
843	Ruddick Corp.	26,841
5,888	Safeway, Inc.	155,090
9,930	Tesco PLC (United Kingdom)	69,096
2,204	Unilever NV (Netherlands)	61,149
1,728	Unilever PLC (United Kingdom)	46,552
9,218	Wal-Mart Stores, Inc.	544,507
		3,244,591
	ENERGY—13.8%
947	Alpha Natural Resources, Inc.*	93,848
4,716	BG Group PLC (United Kingdom)	104,855
26,193	BP PLC (United Kingdom)	252,609
5,722	Chevron Corp.	493,923
4,234	ConocoPhillips	349,347
864	Crosstex Energy, Inc.	28,140
711	Dawson Geophysical Co.*	44,601
1,807	Delta Petroleum Corp.*	32,454
881	Encore Acquisition Co.*	45,424
3,755	ENI S.p.A (Italy)	122,894
1,102	Exterran Holdings, Inc.*	50,372
13,687	Exxon Mobil Corp.	1,095,098
1,562	Hercules Offshore, Inc.*	34,473
1,011	IHS, Inc., Class A*	64,866
1,471	Mariner Energy, Inc.*	42,791
2,265	Occidental Petroleum Corp.	179,750
3,208	Petrohawk Energy Corp.*	111,029
2,388	Pride International, Inc.*	91,723
1,298	Repsol YPF SA (Spain)	40,513
5,045	Royal Dutch Shell PLC, Class A (United Kingdom)	176,767
3,810	Royal Dutch Shell PLC, Class B (United Kingdom)	131,480
3,161	Schlumberger Ltd. (Netherlands Antilles)	297,829
1,250	Ship Finance International Ltd. (Bermuda)	34,788
2,343	Smith International, Inc.	163,307
4,805	Southwestern Energy Co.*	184,368
1,850	StatoilHydro ASA (Norway)	57,291
2,974	Total SA (France)	214,742
1,931	Union Drilling, Inc.*	27,459
801	Walter Industries, Inc.	75,134
681	Whiting Petroleum Corp.*	65,539
672	Woodside Petroleum Ltd. (Australia)	36,489
		4,743,903
	FINANCIALS—17.6%
1,069	Aflac, Inc.	60,612
96	Alexander’s, Inc. REIT*	36,874
503	Alexandria Real Estate Equities, Inc. REIT	54,178
595	Allianz SE (Germany)	99,950

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,219	American Equity Investment Life Holding Co.	$38,773
2,756	American Express Co.	109,358
7,423	American International Group, Inc.	159,520
2,222	Apollo Investment Corp.	39,329
1,504	Aspen Insurance Holdings Ltd. (Bermuda)	40,758
1,456	Assicurazioni Generali S.p.A (Italy)	48,810
1,472	Assured Guaranty Ltd. (Bermuda)	23,935
2,290	AXA (France)	73,700
5,434	Banco Bilbao Vizcaya Argentaria SA (Spain)	92,482
2,100	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	38,010
10,352	Bank of America Corp.	322,362
3,222	Bank of New York Mellon (The) Corp.	111,513
10,108	Barclays PLC (United Kingdom)	65,081
1,250	BioMed Realty Trust, Inc. REIT	33,475
1,125	BNP Paribas (France)	101,828
4,103	Capital One Financial Corp.	181,106
281	Capital Southwest Corp.	37,665
2,695	Charles Schwab (The) Corp.	64,653
12,387	Citigroup, Inc.	235,229
1,513	Commonwealth Bank of Australia (Australia)	55,247
814	Corporate Office Properties Trust REIT	31,827
1,561	Credit Suisse Group (Switzerland)	72,695
762	Deutsche Bank AG (Germany)	65,292
1,025	Digital Realty Trust, Inc. REIT	47,017
2,054	eHealth, Inc.*	30,481
1,397	Equity One, Inc. REIT	29,323
5,675	Fifth Third Bancorp	89,552
1,752	First Cash Financial Services, Inc.*	32,465
3,912	Fortis (Belgium)	54,600
659	Franklin Resources, Inc.	68,866
955	Goldman Sachs Group (The), Inc.	156,591
1,012	Highwoods Properties, Inc. REIT	36,705
581	Hilb Rogal & Hobbs Co.	26,465
15,429	HSBC Holdings PLC (United Kingdom)	243,566
2,765	ING Groep NV (Netherlands)	86,870
1,180	International Bancshares Corp.	30,491
11,271	Intesa Sanpaolo S.p.A (Italy)	60,941
7,525	JPMorgan Chase & Co.	289,638
2,039	Knight Capital Group, Inc., Class A*	35,152
4,176	LaBranche & Co., Inc.*	26,852
8,464	Lloyds TSB Group PLC (United Kingdom)	46,893
12,075	Mitsubishi UFJ Financial Group, Inc. (Japan)	93,351
12	Mizuho Financial Group, Inc. (Japan)	51,970
2,198	National Australia Bank Ltd. (Australia)	46,377
6,196	National Bank of Greece SA ADR (Greece)	54,587
1,325	Nationwide Health Properties, Inc. REIT	45,607
2,344	Northern Trust Corp.	188,434
1,066	Odyssey Re Holdings Corp.	40,252
914	Platinum Underwriters Holdings Ltd. (Bermuda)	33,041
722	Potlatch Corp. REIT	33,710
590	ProAssurance Corp.*	31,801
3,461	ProLogis REIT	149,031
2,000	Public Storage REIT	176,640
1,644	Realty Income Corp. REIT	42,218
14,472	Royal Bank of Scotland Group PLC (United Kingdom)	61,965

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,793	Senior Housing Properties Trust REIT	$38,872
607	Simon Property Group, Inc. REIT	57,592
9	Sumitomo Mitsui Financial Group, Inc. (Japan)	55,563
515	SVB Financial Group*	28,866
3,226	T. Rowe Price Group, Inc.	191,495
2,214	Texas Capital Bancshares, Inc.*	34,561
4,399	U.S. Bancorp	140,152
3,295	UBS AG (Switzerland)*	72,419
574	UMB Financial Corp.	29,865
14,099	UniCredito Italiano S.p.A. (Italy)	76,490
2,979	United Community Banks, Inc.	35,033
1,850	Vornado Realty Trust REIT	184,001
1,408	Waddell & Reed Financial, Inc., Class A	45,338
6,951	Wells Fargo & Co.	210,407
522	Westamerica Bancorp.	26,726
2,469	Westpac Banking Corp. (Australia)	50,074
195	Zurich Financial Services AG (Switzerland)	51,220
		6,064,388
	HEALTH CARE—10.4%
3,442	Abbott Laboratories	197,674
1,034	Alexion Pharmaceuticals, Inc.*	46,613
4,389	Alliance Imaging, Inc.*	50,956
2,386	Amgen, Inc.*	149,960
1,723	AstraZeneca PLC (United Kingdom)	84,632
924	Bayer AG (Germany)	73,473
1,301	BioMarin Pharmaceutical, Inc.*	39,212
441	Bio-Rad Laboratories, Inc., Class A*	47,452
2,600	Bruker Corp.*	40,144
1,122	CorVel Corp.*	32,661
2,441	Cross Country Healthcare, Inc.*	38,250
6,244	GlaxoSmithKline PLC (United Kingdom)	147,655
4,154	Halozyme Therapeutics, Inc.*	32,401
3,461	Hologic, Inc.*	73,442
2,229	Humana, Inc.*	103,426
770	Illumina, Inc.*	66,320
2,007	Insulet Corp.*	28,780
1,195	Inverness Medical Innovations, Inc.*	42,446
6,395	Johnson & Johnson	450,401
888	Magellan Health Services, Inc.*	38,681
764	Masimo Corp.*	30,537
3,543	McKesson Corp.	204,715
5,238	Merck & Co., Inc.	186,839
537	Myriad Genetics, Inc.*	36,623
2,576	Novartis AG (Switzerland)	144,355
682	Onyx Pharmaceuticals, Inc.*	27,873
715	OSI Pharmaceuticals, Inc.*	36,108
1,230	Perrigo Co.	43,038
15,611	Pfizer, Inc.	298,327
1,023	Psychiatric Solutions, Inc.*	38,618
831	Roche Holding AG (Switzerland)	140,726
3,506	Sanofi-Aventis SA (France)	250,911
1,259	Takeda Pharmaceutical Co. Ltd. (Japan)	66,474

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,772	Tercica, Inc.*	$33,684
1,039	Thermo Fisher Scientific, Inc.*	62,922
292	United Therapeutics Corp.*	30,990
3,726	UnitedHealth Group, Inc.	113,457
673	Zimmer Holdings, Inc.*	48,718
		3,579,494
	INDUSTRIALS—9.9%
1,758	3M Co.	125,873
2,996	ABB Ltd. (Switzerland)	74,031
788	Acuity Brands, Inc.	34,286
1,546	Aecom Technology Corp.*	49,410
276	Alstom SA (France)	28,298
2,151	Altra Holdings, Inc.*	38,696
665	American Science & Engineering, Inc.	44,422
4,149	BAE Systems PLC (United Kingdom)	36,324
753	Baldor Electric Co.	26,837
3,209	Beacon Roofing Supply, Inc.*	52,243
1,906	Boeing (The) Co.	124,957
854	Brady Corp., Class A	31,350
1,140	Bucyrus International, Inc.	79,629
886	Burlington Northern Santa Fe Corp.	95,156
1,561	Caterpillar, Inc.	110,410
758	CLARCOR, Inc.	30,267
2,387	Cummins, Inc.	155,537
753	Danaher Corp.	61,422
1,252	Deutsche Post AG (Germany)	29,492
4	East Japan Railway Co. (Japan)	32,066
1,130	EMCOR Group, Inc.*	38,499
1,836	Emerson Electric Co.	85,925
2,045	Foster Wheeler Ltd. (Bermuda)*	101,616
705	FTI Consulting, Inc.*	51,747
1,934	Fuel Tech, Inc.*	35,470
1,004	General Dynamics Corp.	92,669
22,852	General Electric Co.	642,141
2,943	H&E Equipment Services, Inc.*	41,526
1,341	Illinois Tool Works, Inc.	66,527
3,339	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	123,309
2,071	Insituform Technologies, Inc., Class A*	38,024
1,300	Komatsu Ltd. (Japan)	27,731
1,611	Koninklijke (Royal) Philips Electronics NV (Netherlands)	52,749
1,055	Manpower, Inc.	50,703
1,903	Mitsubishi Corp. (Japan)	53,132
2,000	Mitsui & Co. Ltd. (Japan)	34,646
693	Moog, Inc., Class A*	32,848
331	Schneider Electric SA (France)	33,576
17	Seaboard Corp.	22,049
1,011	Siemens AG (Germany)	110,532
1,282	Union Pacific Corp.	107,560
2,512	United Parcel Service, Inc., Class B	161,069
241	Vestas Wind Systems A/S (Denmark)*	32,856
646	Vinci SA (France)	36,949
645	Wabtec Corp.	38,100
979	Woodward Governor Co.	45,357
		3,418,016

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY—14.3%
3,171	Amkor Technology, Inc.*	$23,814
619	Anixter International, Inc.*	45,688
1,155	ANSYS, Inc.*	51,224
2,108	Apple, Inc.*	357,369
7,250	Aruba Networks, Inc.*	45,603
1,504	Canon, Inc. (Japan)	68,600
16,182	Cisco Systems, Inc.*	389,177
3,871	eBay, Inc.*	96,504
6,427	EMC Corp.*	98,205
513	Equinix, Inc.*	41,297
1,730	FLIR Systems, Inc.*	61,761
2,146	Foundry Networks, Inc.*	39,465
766	Google, Inc., Class A*	354,880
6,228	Hewlett-Packard Co.	292,218
13,552	Intel Corp.	309,934
3,114	International Business Machines Corp.	379,067
525	Itron, Inc.*	54,380
5,287	Ixia*	45,944
1,564	Jack Henry & Associates, Inc.	31,327
1,770	Macrovision Solutions Corp.*	27,470
314	MasterCard, Inc., Class A	76,161
3,169	MEMC Electronic Materials, Inc.*	155,566
1,305	MICROS Systems, Inc.*	40,220
1,257	Microsemi Corp.*	34,568
23,065	Microsoft Corp.	629,444
6,090	Motorola, Inc.	57,368
9,539	Nextwave Wireless, Inc.*	9,253
97	Nintendo Co. Ltd. (Japan)	46,299
4,746	Nokia Oyj (Finland)	119,343
3,068	Nuance Communications, Inc.*	48,474
5,603	ON Semiconductor Corp.*	53,060
1,750	Parametric Technology Corp.*	35,140
1,997	Perot Systems Corp., Class A*	35,547
1,635	Polycom, Inc.*	45,845
1,773	Quest Software, Inc.*	26,223
2,521	RightNow Technologies, Inc.*	37,790
2,994	SAIC, Inc.*	60,030
1,043	SAP AG (Germany)	58,658
2,263	Skyworks Solutions, Inc.*	21,951
470	Sohu.com, Inc.*	35,391
1,248	Sybase, Inc.*	42,944
3,547	TechTarget*	25,538
4,242	Telefonaktiebolaget LM Ericsson (Sweden)	48,217
5,000	Toshiba Corp. (Japan)	28,288
1,260	Tyco Electronics Ltd. (Bermuda)	41,467
2,919	Universal Display Corp.*	41,391
2,045	Western Union (The) Co.	56,483
11,036	Xerox Corp.	153,731
3,353	Yahoo!, Inc.*	64,981
		4,943,298

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS—5.6%
331	Air Liquide SA (France)	$40,452
1,882	Anglo American PLC (United Kingdom)	100,646
998	Aptargroup, Inc.	40,309
1,336	ArcelorMittal (Luxembourg)	105,663
1,356	BASF AG (Germany)	78,617
4,500	BHP Billiton Ltd. (Australia)	160,442
3,269	BHP Billiton PLC (United Kingdom)	102,436
769	CF Industries Holdings, Inc.	117,196
11,182	Coeur d’Alene Mines Corp.*	20,016
2,526	Dow Chemical (The) Co.	86,212
2,274	E.I. du Pont de Nemours & Co.	101,057
1,989	Flotek Industries, Inc.*	33,515
1,111	Freeport-McMoRan Copper & Gold, Inc.	99,235
742	Greif, Inc., Class A	51,280
1,180	Mosaic (The) Co.	125,952
8,020	NIPPON STEEL Corp. (Japan)	38,650
1,848	Rio Tinto PLC (United Kingdom)	176,251
1,093	Rockwood Holdings, Inc.*	41,370
1,346	Terra Industries, Inc.	67,637
527	Texas Industries, Inc.	27,757
1,839	Valhi, Inc.	33,709
1,288	Vulcan Materials Co.	96,394
2,529	Weyerhaeuser Co.	140,333
854	Xstrata PLC (United Kingdom)	47,758
		1,932,887
	TELECOMMUNICATION SERVICES—3.8%
15,214	AT&T, Inc.	486,696
10,959	BT Group PLC (United Kingdom)	34,460
2,597	Consolidated Communications Holdings, Inc.	39,241
3,340	Deutsche Telekom AG (Germany)	55,615
2,138	France Telecom SA (France)	63,378
2,539	Koninklijke (Royal) KPN NV (Netherlands)	43,361
5,240	Telefonica SA (Spain)	130,454
2,444	tw telecom, Inc.*	37,491
6,719	Verizon Communications, Inc.	235,971
67,136	Vodafone Group PLC (United Kingdom)	172,720
		1,299,387
	UTILITIES—2.6%
2,460	E.ON AG (Germany)	144,326
6,813	Enel S.p.A (Italy)	62,941
1,139	Exelon Corp.	86,518
4,834	Iberdrola SA (Spain)	58,643
774	ITC Holdings Corp.	43,352
3,695	National Grid PLC (United Kingdom)	48,154
965	Nicor, Inc.	44,284
4,636	PG&E Corp.	191,606
1,110	PPL Corp.	48,585

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
575	RWE AG (Germany)	$62,331
1,396	Suez SA (France)	77,072
2,052	Westar Energy, Inc.	46,478
		914,290
	Total Common Stocks (Cost $34,978,728)	32,920,617

	RIGHTS—0.0%
	UTILITIES—0.0%
1,396	Suez SA Rights (France), expiring 10/22/08 (Cost $0)	10,091

Principal		Market
Amount		Value

	CORPORATE BONDS—2.9%
	CONSUMER DISCRETIONARY—0.3%
$4,000	CBS Corp.
	7.875%, 7/30/30	$3,652
39,000	Comcast Corp.
	6.45%, 3/15/37	36,081
3,000	Home Depot (The), Inc.
	5.40%, 3/01/16	2,719
29,000	News America, Inc.
	6.20%, 12/15/34	26,435
26,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	24,038
10,000	Time Warner Cable, Inc. 144A
	6.55%, 5/01/37	9,245
4,000	Time Warner, Inc.
	7.70%, 5/01/32	4,046
5,000	Viacom, Inc.
	6.25%, 4/30/16	4,769
		110,985
	CONSUMER STAPLES—0.3%
16,000	CVS Caremark Corp.
	6.302%, 6/01/37 (a)	13,591
4,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	4,450
41,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	39,607
48,000	Wal-Mart Stores, Inc.
	6.50%, 8/15/37	49,301
		106,949

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY—0.1%
$2,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	$1,952
2,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	1,933
25,000	ConocoPhillips
	5.90%, 10/15/32	24,698
2,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	1,966
		30,549
	FINANCIALS—1.2%
31,000	Allstate (The) Corp.
	5.55%, 5/09/35	26,192
64,000	American Express Co.
	6.80%, 9/01/66 (a)	55,638
22,000	American International Group
	6.25%, 3/15/37	14,634
7,000	Capital One Financial Co.
	6.15%, 9/01/16	5,753
10,000	Capmark Financial Group, Inc.
	6.30%, 5/10/17	5,908
58,000	Citigroup Capital XXI
	8.30%, 12/21/57 (a)	52,489
25,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	26,489
6,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	6,081
2,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	1,882
61,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	53,829
48,000	HSBC Holdings PLC (United Kingdom)
	6.50%, 9/15/37	43,904
3,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	2,103
8,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	8,445
55,000	Lincoln National Corp.
	7.00%, 5/17/66 (a)	47,898
3,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	2,768
2,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	1,946
2,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	1,659
41,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (a)	34,972
31,000	Unilever Capital Corp.
	5.90%, 11/15/32	30,092
2,000	Wells Fargo & Co.
	5.00%, 11/15/14	1,950
		424,632

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE—0.2%
$2,000	Abbott Laboratories
	5.875%, 5/15/16	$2,076
46,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	43,634
41,000	Eli Lilly & Co.
	5.55%, 3/15/37	39,191
2,000	WellPoint, Inc.
	5.25%, 1/15/16	1,874
		86,775
	INDUSTRIALS—0.2%
40,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	38,112
29,000	CSX Corp.
	6.00%, 10/01/36	23,659
		61,771
	MATERIALS—0.2%
8,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	7,942
5,000	CRH America, Inc.
	6.00%, 9/30/16	4,472
38,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	37,334
5,000	Weyerhaeuser Co.
	7.375%, 3/15/32	4,803
		54,551
	TELECOMMUNICATION SERVICES—0.2%
32,000	BellSouth Corp.
	6.00%, 11/15/34	29,091
5,000	Embarq Corp.
	7.082%, 6/01/16	4,646
24,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	25,607
2,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	1,935
		61,279
	UTILITIES—0.2%
2,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	1,780
2,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	1,928
29,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	27,637
25,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	24,080
		55,425
	Total Corporate Bonds (Amortized Cost $1,048,215)	992,916

Principal		Market
Amount		Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—0.6%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.0%
$2,000	6.25%, 7/15/32	$2,326

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.0%
4,000	5.00%, 4/15/15	4,167

	UNITED STATES TREASURY BONDS/NOTES—0.6%
100	3.50%, 2/15/10	102
62,000	4.50%, 5/15/10	64,407
15,200	4.75%, 5/15/14	16,492
4,100	7.625%, 2/15/25	5,667
3,200	6.25%, 5/15/30	3,993
5,000	5.00%, 5/15/37	5,465
90,000	4.375%, 2/15/38	89,388
		185,514
	Total United States Government & Agencies Obligations (Amortized Cost $186,433)	192,007

	SOVEREIGN BONDS—0.0%
6,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29
	(Amortized Cost $7,795)	7,641

	Total Investments—99.0% (Amortized Cost $36,221,171) (b)	$34,123,272
	Cash Equivalents—0.4% (c)	126,640
	Other assets less liabilities—0.6%	204,602

	Net Assets—100.0%	$34,454,514

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2008, the aggregate market value of these securities amounted to $9,245 or 0.0% of net assets.

(a)	Variable rate coupon. Stated investment rate was in effect at August 31, 2008.
(b)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2008, net unrealized depreciation was $2,097,899 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,170,980 and aggregate gross unrealized depreciation of $3,268,879.

(c)	Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.62% at August 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$32,930,708
Level 2—Other Significant Observable Inputs	1,192,564
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$34,123,272

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$25,420,060	73.8%
United Kingdom	2,320,939	6.7
France	1,118,379	3.2
Japan	941,439	2.7
Germany	921,146	2.7
Switzerland	823,573	2.4
Bermuda	398,914	1.2
Italy	372,076	1.1
Australia	356,571	1.0
Spain	322,092	0.9
Netherlands Antilles	297,829	0.9
Netherlands	244,129	0.7
Finland	119,343	0.3
Luxembourg	105,663	0.3
Sweden	76,867	0.2
Norway	57,291	0.2
Belgium	54,600	0.2
Greece	54,587	0.2
Panama	38,010	0.1
Cayman Islands	37,334	0.1
Denmark	32,856	0.1
Canada	9,574	0.0

Total Investments	34,123,272	99.0
Cash Equivalents	126,640	0.4
Other assets less liabilities	204,602	0.6

Net Assets	$34,454,514	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

August 31, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—14.5%
	CONSUMER DISCRETIONARY—1.2%
705	American Axle & Manufacturing Holdings, Inc.	$3,426
423	Blyth, Inc.	6,688
193	Buffalo Wild Wings, Inc.*	6,963
1,417	CBS Corp., Class B	22,926
1,711	Champion Enterprises, Inc.*	8,367
962	Comcast Corp., Class A	20,375
98	Compagnie Financiere Richemont SA, Class A (Switzerland)	5,742
1,486	Crown Media Holdings, Inc., Class A*	7,475
187	Daimler AG (Germany)	10,985
163	DeVry, Inc.	8,408
370	DIRECTV Group (The), Inc.*	10,438
503	Fred’s, Inc., Class A	7,052
100	Hennes & Mauritz AB, Class B (Sweden)	4,983
700	Home Depot (The), Inc.	18,984
279	HONDA MOTOR Co. Ltd. (Japan)	9,204
754	Hovnanian Enterprises, Inc., Class A*	5,384
238	Johnson Controls, Inc.	7,359
180	Las Vegas Sands Corp.*	8,534
350	LKQ Corp.*	6,556
49	LVMH Moet Hennessy Louis Vuitton SA (France)	5,246
202	Marvel Entertainment, Inc.*	6,842
352	McDonald’s Corp.	21,823
111	National Presto Industries, Inc.	8,583
594	Omnicom Group, Inc.	25,179
91	Priceline.com, Inc.*	8,461
220	Sony Corp. (Japan)	8,595
36	Strayer Education, Inc.	7,554
337	Superior Industries International, Inc.	5,921
312	Target Corp.	16,542
1,280	Time Warner, Inc.	20,954
480	Toyota Motor Corp. (Japan)	21,805
170	Tupperware Brands Corp.	6,072
201	Vivendi (France)	7,824
24	Volkswagen AG (Germany)	7,208
639	Walt Disney (The) Co.	20,672
		379,130
	CONSUMER STAPLES—1.4%
305	Archer-Daniels-Midland Co.	7,765
250	British American Tobacco PLC (United Kingdom)	8,486
123	Carrefour SA (France)	6,543
80	Central European Distribution Corp.*	4,615
750	Coca-Cola (The) Co.	39,053
521	CVS Caremark Corp.	19,069
438	Diageo PLC (United Kingdom)	8,125
243	Flowers Foods, Inc.	6,425
90	Groupe DANONE (France)	6,306
523	H.J. Heinz Co.	26,317
518	Kraft Foods, Inc., Class A	16,322
190	Nash Finch Co.	7,737
694	Nestle SA (Switzerland)	30,708
687	Philip Morris International, Inc.	36,892
920	Procter & Gamble (The) Co.	64,188
485	Reynolds American, Inc.	25,695

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
884	Safeway, Inc.	$23,285
1,312	Tesco PLC (United Kingdom)	9,129
295	Unilever NV (Netherlands)	8,185
235	Unilever PLC (United Kingdom)	6,331
1,212	Wal-Mart Stores, Inc.	71,592
		432,768
	ENERGY—2.1%
131	Alpha Natural Resources, Inc.*	12,982
627	BG Group PLC (United Kingdom)	13,941
3,515	BP PLC (United Kingdom)	33,899
751	Chevron Corp.	64,826
571	ConocoPhillips	47,113
119	Dawson Geophysical Co.*	7,465
271	Delta Petroleum Corp.*	4,867
128	Encore Acquisition Co.*	6,600
502	ENI S.p.A (Italy)	16,430
170	Exterran Holdings, Inc.*	7,771
1,740	Exxon Mobil Corp.	139,217
247	Hercules Offshore, Inc.*	5,451
159	IHS, Inc., Class A*	10,201
243	Mariner Energy, Inc.*	7,069
305	Occidental Petroleum Corp.	24,205
441	Petrohawk Energy Corp.*	15,263
356	Pride International, Inc.*	13,674
176	Repsol YPF SA (Spain)	5,493
678	Royal Dutch Shell PLC, Class A (United Kingdom)	23,756
513	Royal Dutch Shell PLC, Class B (United Kingdom)	17,703
415	Schlumberger Ltd. (Netherlands Antilles)	39,101
241	Ship Finance International Ltd. (Bermuda)	6,707
324	Smith International, Inc.	22,583
653	Southwestern Energy Co.*	25,056
250	StatoilHydro ASA (Norway)	7,742
398	Total SA (France)	28,738
322	Union Drilling, Inc.*	4,579
114	Walter Industries, Inc.	10,693
100	Whiting Petroleum Corp.*	9,624
104	Woodside Petroleum Ltd. (Australia)	5,647
		638,396
	FINANCIALS—2.6%
174	Aflac, Inc.	9,866
98	Alexandria Real Estate Equities, Inc. REIT	10,556
81	Allianz SE (Germany)	13,607
843	American Equity Investment Life Holding Co.	7,747
387	American Express Co.	15,356
1,040	American International Group, Inc.	22,350
383	Apollo Investment Corp.	6,779
214	Assicurazioni Generali S.p.A (Italy)	7,174
319	AXA (France)	10,267
736	Banco Bilbao Vizcaya Argentaria SA (Spain)	12,526
288	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	5,213
1,427	Bank of America Corp.	44,436
461	Bank of New York Mellon (The) Corp.	15,955

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,388	Barclays PLC (United Kingdom)	$8,937
151	BNP Paribas (France)	13,668
588	Capital One Financial Corp.	25,954
381	Charles Schwab (The) Corp.	9,140
1,682	Citigroup, Inc.	31,941
192	Commonwealth Bank of Australia (Australia)	7,011
206	Credit Suisse Group (Switzerland)	9,593
102	Deutsche Bank AG (Germany)	8,740
196	Digital Realty Trust, Inc. REIT	8,991
348	eHealth, Inc.*	5,164
883	Fifth Third Bancorp	13,934
280	First Cash Financial Services, Inc.*	5,188
534	Fortis (Belgium)	7,453
103	Franklin Resources, Inc.	10,764
132	Goldman Sachs Group (The), Inc.	21,644
2,059	HSBC Holdings PLC (United Kingdom)	32,504
360	ING Groep NV (Netherlands)	11,310
1,521	Intesa Sanpaolo S.p.A (Italy)	8,224
1,024	JPMorgan Chase & Co.	39,413
654	LaBranche & Co., Inc.*	4,205
1,164	Lloyds TSB Group PLC (United Kingdom)	6,449
1,720	Mitsubishi UFJ Financial Group, Inc. (Japan)	13,297
2	Mizuho Financial Group, Inc. (Japan)	8,662
276	National Australia Bank Ltd. (Australia)	5,823
790	National Bank of Greece SA ADR (Greece)	6,960
253	Nationwide Health Properties, Inc. REIT	8,708
328	Northern Trust Corp.	26,368
247	Odyssey Re Holdings Corp.	9,327
525	ProLogis REIT	22,607
305	Public Storage REIT	26,938
349	Realty Income Corp. REIT	8,962
1,991	Royal Bank of Scotland Group PLC (United Kingdom)	8,525
359	Senior Housing Properties Trust REIT	7,783
104	Simon Property Group, Inc. REIT	9,868
1	Sumitomo Mitsui Financial Group, Inc. (Japan)	6,174
449	T. Rowe Price Group, Inc.	26,653
419	Texas Capital Bancshares, Inc.*	6,541
661	U.S. Bancorp	21,059
433	UBS AG (Switzerland)*	9,517
110	UMB Financial Corp.	5,723
1,892	UniCredito Italiano S.p.A (Italy)	10,265
283	Vornado Realty Trust REIT	28,147
232	Waddell & Reed Financial, Inc., Class A	7,470
994	Wells Fargo & Co.	30,088
316	Westpac Banking Corp. (Australia)	6,409
28	Zurich Financial Services AG (Switzerland)	7,355
		801,288
	HEALTH CARE—1.6%
451	Abbott Laboratories	25,901
160	Alexion Pharmaceuticals, Inc.*	7,213
756	Alliance Imaging, Inc.*	8,777
333	Amgen, Inc.*	20,929
233	AstraZeneca PLC (United Kingdom)	11,445

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
123	Bayer AG (Germany)	$9,781
197	BioMarin Pharmaceutical, Inc.*	5,938
79	Bio-Rad Laboratories, Inc., Class A*	8,500
177	CorVel Corp.*	5,152
415	Cross Country Healthcare, Inc.*	6,503
839	GlaxoSmithKline PLC (United Kingdom)	19,840
645	Halozyme Therapeutics, Inc.*	5,031
497	Hologic, Inc.*	10,546
334	Humana, Inc.*	15,498
111	Illumina, Inc.*	9,560
312	Insulet Corp.*	4,474
182	Inverness Medical Innovations, Inc.*	6,465
815	Johnson & Johnson	57,401
499	McKesson Corp.	28,832
716	Merck & Co., Inc.	25,540
89	Myriad Genetics, Inc.*	6,070
349	Novartis AG (Switzerland)	19,557
124	OSI Pharmaceuticals, Inc.*	6,262
195	Perrigo Co.	6,823
2,114	Pfizer, Inc.	40,399
180	Psychiatric Solutions, Inc.*	6,795
114	Roche Holding AG (Switzerland)	19,305
473	Sanofi-Aventis SA (France)	33,851
200	Takeda Pharmaceutical Co. Ltd. (Japan)	10,560
574	Tercica, Inc.*	5,126
158	Thermo Fisher Scientific, Inc.*	9,568
48	United Therapeutics Corp.*	5,094
563	UnitedHealth Group, Inc.	17,143
103	Zimmer Holdings, Inc.*	7,456
		487,335
	INDUSTRIALS—1.5%
256	3M Co.	18,330
408	ABB Ltd. (Switzerland)	10,082
242	Aecom Technology Corp.*	7,734
40	Alstom SA (France)	4,101
389	Altra Holdings, Inc.*	6,998
116	American Science and Engineering, Inc.	7,749
601	BAE Systems PLC (United Kingdom)	5,262
550	Beacon Roofing Supply, Inc.*	8,954
274	Boeing (The) Co.	17,963
166	Bucyrus International, Inc.	11,595
127	Burlington Northern Santa Fe Corp.	13,640
227	Caterpillar, Inc.	16,056
334	Cummins, Inc.	21,763
120	Danaher Corp.	9,788
173	Deutsche Post AG (Germany)	4,075
1	East Japan Railway Co. (Japan)	8,017
265	Emerson Electric Co.	12,402
287	Foster Wheeler Ltd. (Bermuda)*	14,261
112	FTI Consulting, Inc.*	8,221
153	General Dynamics Corp.	14,122
3,044	General Electric Co.	85,535
544	H&E Equipment Services, Inc.*	7,676
218	Illinois Tool Works, Inc.	10,815

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
492	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	$18,170
360	Insituform Technologies, Inc., Class A*	6,610
200	Komatsu Ltd. (Japan)	4,266
226	Koninklijke (Royal) Philips Electronics NV (Netherlands)	7,400
175	Manpower, Inc.	8,411
260	Mitsubishi Corp. (Japan)	7,259
48	Schneider Electric SA (France)	4,869
138	Siemens AG (Germany)	15,087
181	Union Pacific Corp.	15,186
336	United Parcel Service, Inc., Class B	21,544
36	Vestas Wind Systems A/S (Denmark)*	4,908
94	Vinci SA (France)	5,377
114	Wabtec Corp.	6,734
165	Woodward Governor Co.	7,644
		458,604
	INFORMATION TECHNOLOGY—2.2%
122	Anixter International, Inc.*	9,005
190	ANSYS, Inc.*	8,427
282	Apple, Inc.*	47,807
1,180	Aruba Networks, Inc.*	7,422
200	Canon, Inc. (Japan)	9,122
2,165	Cisco Systems, Inc.*	52,068
585	eBay, Inc.*	14,584
942	EMC Corp.*	14,394
82	Equinix, Inc.*	6,601
254	FLIR Systems, Inc.*	9,068
105	Google, Inc., Class A*	48,645
835	Hewlett-Packard Co.	39,178
1,926	Intel Corp.	44,048
389	International Business Machines Corp.	47,353
81	Itron, Inc.*	8,390
923	Ixia*	8,021
45	MasterCard, Inc., Class A	10,915
450	MEMC Electronic Materials, Inc.*	22,091
254	MICROS Systems, Inc.*	7,828
3,151	Microsoft Corp.	85,991
967	Motorola, Inc.	9,109
1,545	Nextwave Wireless, Inc.*	1,499
614	Nokia Oyj (Finland)	15,440
479	Nuance Communications, Inc.*	7,568
903	ON Semiconductor Corp.*	8,551
303	Polycom, Inc.*	8,496
408	RightNow Technologies, Inc.*	6,116
538	SAIC, Inc.*	10,787
187	SAP AG (Germany)	10,517
65	Sohu.com, Inc.*	4,895
242	Sybase, Inc.*	8,327
607	TechTarget*	4,370
525	Telefonaktiebolaget LM Ericsson (Sweden)	5,967
1,000	Toshiba Corp. (Japan)	5,658
209	Tyco Electronics Ltd. (Bermuda)	6,878
484	Universal Display Corp.*	6,863
384	Western Union (The) Co.	10,606
1,660	Xerox Corp.	23,124
493	Yahoo!, Inc.*	$9,554
		665,283

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS—0.9%
44	Air Liquide SA (France)	$5,377
252	Anglo American PLC (United Kingdom)	13,477
165	AptarGroup, Inc.	6,664
178	ArcelorMittal (Luxembourg)	14,078
181	BASF AG (Germany)	10,494
619	BHP Billiton Ltd. (Australia)	22,070
437	BHP Billiton PLC (United Kingdom)	13,694
106	CF Industries Holdings, Inc.	16,154
371	Dow Chemical (The) Co.	12,662
317	E.I. du Pont de Nemours & Co.	14,087
311	Flotek Industries, Inc.*	5,240
153	Freeport-McMoRan Copper & Gold, Inc.	13,666
123	Greif, Inc., Class A	8,501
155	Mosaic (The) Co.	16,545
1,000	Nippon Steel Corp. (Japan)	4,819
248	Rio Tinto PLC (United Kingdom)	23,653
178	Rockwood Holdings, Inc.*	6,737
195	Terra Industries, Inc.	9,799
265	Valhi, Inc.	4,857
189	Vulcan Materials Co.	14,145
357	Weyerhaeuser Co.	19,810
113	Xstrata PLC (United Kingdom)	6,319
		262,848
	TELECOMMUNICATION SERVICES—0.6%
2,022	AT&T, Inc.	64,683
1,499	BT Group PLC (United Kingdom)	4,714
458	Consolidated Communications Holdings, Inc.	6,920
443	Deutsche Telekom AG (Germany)	7,376
287	France Telecom SA (France)	8,508
343	Koninklijke (Royal) KPN NV (Netherlands)	5,858
703	Telefonica SA (Spain)	17,502
410	tw telecom, Inc.*	6,289
897	Verizon Communications, Inc.	31,503
8,992	Vodafone Group PLC (United Kingdom)	23,134
		176,487
	UTILITIES—0.4%
333	E.ON AG (Germany)	19,537
930	Enel S.p.A (Italy)	8,592
42	Exelon Corp.	3,190
656	Iberdrola SA (Spain)	7,958
150	ITC Holdings Corp.	8,402
515	National Grid PLC (United Kingdom)	6,712
739	PG&E Corp.	30,542
217	PPL Corp.	9,498
78	RWE AG (Germany)	8,455
189	Suez SA (France)	10,435

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
485	Westar Energy, Inc.	$10,985
		124,306
	Total Common Stocks (Cost $4,507,303)	4,426,445

	RIGHTS—0.0%
	UTILITIES—0.0%
189	Suez SA Rights (France), expiring 10/22/08 (Cost $0)	1,366

Principal		Market
Amount		Value

	CORPORATE BONDS—11.9%
	CONSUMER DISCRETIONARY—0.4%
$60,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$66,335
50,000	Home Depot (The), Inc.
	5.40%, 3/01/16	45,310
		111,645
	CONSUMER STAPLES—0.4%
35,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	34,583
30,000	Kroger (The) Co.
	5.50%, 2/01/13	30,167
60,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	61,189
		125,939
	ENERGY—0.7%
42,000	Apache Corp.
	5.25%, 4/15/13	42,902
54,000	Hess Corp.
	6.65%, 8/15/11	56,753
42,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	43,588
60,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	62,037
		205,280

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS—8.4%
$84,000	American Express Co.
	4.875%, 7/15/13	$78,258
30,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	29,834
96,000	Bank of America Corp.
	4.875%, 1/15/13	93,173
60,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	62,834
60,000	Boston Properties LP
	6.25%, 1/15/13	60,535
50,000	Capital One Financial Co.
	6.15%, 9/01/16	41,091
155,000	Citigroup, Inc.
	6.00%, 2/21/12	153,863
287,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	297,270
	General Electric Capital Corp., Series A MTN
30,000	7.375%, 1/19/10	31,340
30,000	5.875%, 2/15/12	30,992
60,000	Genworth Financial, Inc.
	5.75%, 6/15/14	55,182
120,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	112,911
155,000	HSBC Finance Corp.
	6.375%, 11/27/12	158,609
233,000	International Bank for Reconstruction & Development (Supranational)
	4.125%, 8/12/09	235,404
155,000	International Lease Finance Corp. Series Q MTN
	5.75%, 6/15/11	141,789
90,000	John Deere Capital Corp.
	7.00%, 3/15/12	97,185
	JP Morgan Chase & Co.
70,000	5.875%, 6/13/16	68,932
30,000	5.75%, 1/02/13	30,010
96,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	97,889
30,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	29,531
50,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	43,617
50,000	MetLife, Inc.
	5.00%, 6/15/15	47,437
130,000	Morgan Stanley
	5.30%, 3/01/13	123,567
36,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	38,486
15,000	Prudential Financial, Inc.
	5.10%, 9/20/14	14,247
50,000	US Bank Series
	4.95%, 10/30/14	48,550
90,000	Wachovia Corp.
	5.25%, 8/01/14	76,709
133,000	Washington Mutual, Inc.
	4.00%, 1/15/09	120,042

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$167,000	Wells Fargo & Co.
	4.875%, 1/12/11	$169,836
		2,589,123
	HEALTH CARE—0.1%
35,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	32,361

	INDUSTRIALS—0.5%
155,000	United Technologies Corp.
	4.375%, 5/01/10	158,580

	INFORMATION TECHNOLOGY—0.6%
144,000	International Business Machines Corp.
	4.25%, 9/15/09	145,678
35,000	Oracle Corp.
	5.25%, 1/15/16	34,928
		180,606
	TELECOMMUNICATION SERVICES—0.2%
30,000	Embarq Corp.
	7.082%, 6/01/16	27,875
30,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	32,108
		59,983
	UTILITIES—0.6%
40,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	35,594
50,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	48,208
30,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	28,996
66,000	Progress Energy, Inc.
	7.10%, 3/01/11	69,134
		181,932
	Total Corporate Bonds (Amortized Cost $3,701,403)	3,645,449

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—72.3%
	FEDERAL HOME LOAN MORTGAGE CORP.—4.2%
400,000	3.25%, 2/25/11	398,095
50,000	4.875%, 11/18/11	51,575
811,000	4.50%, 1/15/13	831,335
		1,281,005

Principal		Market
Amount		Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—4.6%
$1,080,000	7.25%, 1/15/10	$1,140,592
260,000	5.00%, 4/15/15	270,831
		1,411,423
	UNITED STATES TREASURY BONDS/NOTES—63.5%
500	3.125%, 9/15/08	500
3,320,200	4.625%, 9/30/08	3,328,763
2,904,000	3.125%, 10/15/08	2,909,448
2,468,600	4.75%, 11/15/08	2,483,836
897,500	4.50%, 2/15/09	907,948
100	2.625%, 3/15/09	100
2,733,600	4.875%, 8/15/09	2,803,009
300	4.625%, 11/15/09	309
1,743,200	3.50%, 2/15/10	1,778,066
400	4.75%, 2/15/10	415
200	6.50%, 2/15/10	212
1,633,900	4.50%, 5/15/10	1,697,343
2,600,100	3.875%, 7/15/10	2,679,525
776,100	4.75%, 5/15/14	842,069
		19,431,543
	Total United States Government & Agencies Obligations (Amortized Cost $22,034,623)	22,123,971

	SOVEREIGN BONDS—0.2%
54,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11
	(Amortized Cost $57,052)	57,614
	Total Investments—98.9% (Amortized Cost $30,300,381) (a)	$30,254,845
	Cash Equivalents—0.4% (b)	118,404
	Other assets less liabilities—0.7%	229,310

	Net Assets—100.0%	$30,602,559

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2008, net unrealized depreciation was $45,536 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $251,536 and aggregate gross unrealized depreciation of $297,099.

(b)	Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.62% at August 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$4,427,811
Level 2—Other Significant Observable Inputs	25,827,034
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$30,254,845

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$28,504,717	92.8%
Supranational	532,674	1.7
United Kingdom	306,035	1.0
Germany	223,751	0.7
France	152,476	0.5
Japan	117,438	0.4
Switzerland	111,859	0.4
Italy	108,299	0.4
Netherlands	67,336	0.2
Australia	46,960	0.2
Bermuda	46,016	0.2
Spain	43,479	0.1
Netherland Antilles	39,101	0.1
Finland	15,440	0.1
Luxembourg	14,078	0.1
Sweden	10,950	0.0
Norway	7,742	0.0
Belgium	7,453	0.0
Greece	6,960	0.0
Panama	5,213	0.0
Denmark	4,908	0.0

Total investments	30,254,845	98.9
Cash Equivalents	118,404	0.4
Other assets less liabilities	229,310	0.7

Net Assets	$30,602,559	100.0%

Item 2.  Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TDX Independence Funds, Inc.

By:	/s/ David M. Kelley

David M. Kelley

President and Chief Executive Officer

Date:	October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley

David M. Kelley

President and Chief Executive Officer

Date:	October 28, 2008

By:	/s/ James J. McCluskey

James J. McCluskey

Chief Financial Officer, Secretary, Treasurer and Controller

Date:	October 28, 2008